CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (6.0%)
$1,886,554	AccessLex Institute, Series 2007-1, Class C, 2.34% (US0003M + 40 bps), 10/25/35*	$1,647,051
878,515	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30*(a)	884,195
1,586	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34*(b)	1,597
318	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32*(b)	318
4,390	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 1.99% (US0001M + 22 bps), 1/15/34*	4,368
1,053,865	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.65%, 9/26/33*(b)	1,194,687
457,984	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 3.58% (US0001M + 188 bps), 11/25/34*	297,811
186	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29*(b)	187
792,000	New Century Home Equity Loan Trust, Series 2005-A, Class A4W, 4.68%, 8/25/35*(b)	806,730
6,163	Raspro Trust, Series 2005-1A, Class G, 2.56% (US0003M + 40 bps), 3/23/24(c)	6,162
149,359	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32*	154,998
6,539	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.67%, 12/25/33*(b)	6,580
125,243	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35*(b)	119,419
199,828	Structured Asset Investment Loan, Series 2004-10, Class A4, 2.71% (US0001M + 100 bps), 11/25/34*	200,089
856,109	Structured Asset Securities Corp Mortgage Pass-Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34*(b)	875,400
1,014,130	Sun Trust Student Loan Trust, Series 2006-1A, Class B, 2.21% (US0003M + 27 bps), 10/28/37*(a)	906,435
Total Asset Backed Securities		7,106,027

Mortgage Backed Securities† (46.0%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.2%)
11,599	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.80%, 7/25/35*(b)	10,246
117,073	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 3.96%, 2/25/36*(b)	101,165
21,241	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 3.64% (12MTA + 131 bps), 7/20/35*	18,083
1,745	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 1.81% (US0001M + 10 bps), 10/25/36*	1,330

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$12,458	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32% (US0003M + 119 bps), 10/25/33*	$12,530
5,926	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36*(b)	5,634
9,117	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 4.07%, 9/25/34*(b)	9,145
30,740	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 4.60%, 4/21/34*(b)	31,386
1,121,837	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 4.51%, 8/25/35*(b)	1,132,289
20,837	RBSSP Resecuritization Trust, Series 2009-5, Class 13A4, 2.28% (US0001M + 50 bps), 8/26/37(c)	20,770
24,985	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.03%, 1/25/36*(b)	22,622
43,173	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 4.38%, 9/25/34*(b)	43,721
		1,408,921
Alt-A - Fixed Rate Mortgage Backed Securities (0.8%)
15,561	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35*	14,038
26,602	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36*	26,250
1,742	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19*	1,740
20,475	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35*	18,423
22,017	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36*	15,774
22,823	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36*	19,036
23,233	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37*	19,100
155,899	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	106,967
72,874	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34*	76,472
54,133	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36*	41,184
685	Master Adjustable Rate Mortgage Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20*	684
928	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	986
4,634	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	4,959

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$400,930	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	$438,753
21,627	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34*	23,130
3,933	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34*	4,362
1,746	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18*	1,704
745	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19*	739
6,858	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19*	6,631
39,700	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36*	37,721
45,106	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36*	26,953
33,731	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37*	28,584
20,169	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35*	20,002
		934,192
Prime Adjustable Rate Mortgage Backed Securities (1.3%)
39,814	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 3.56%, 3/25/35*(b)	39,411
6,617	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.65%, 5/25/35(b)	6,716
343,732	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36*(b)	116,611
6,355	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 3.85%, 11/20/46*(b)	6,149
9,631	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 4.38%, 2/25/36*(b)	9,020
9,583	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 4.59%, 9/25/33*(b)	9,630
5,596	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 4.83%, 6/25/34*(b)	5,673
8,770	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.27% (H15T1Y + 230 bps), 10/25/35*	9,011
7,859	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 4.32%, 9/25/34*(b)	7,760
5,711	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 4.37%, 1/25/35*(b)	5,823
24,899	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 4.65%, 10/25/36*(b)	24,478

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$26,120	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.31%, 3/25/31*(b)	$26,013
16,229	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.80%, 7/25/37*(b)	14,713
14,595	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.54%, 8/25/35(b)	14,850
284,660	Coast Savings & Loan Association, Series 1992-1, Class A, 3.15%, 7/25/22*(b)	288,903
278	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33*(b)	260
12,190	Countrywide Home Loans, Series 2004-12, Class 10A1, 4.14%, 8/25/34*(b)	12,265
12,636	Countrywide Home Loans, Series 2003-58, Class 2A2, 4.15%, 2/19/34*(b)	12,970
5,238	Countrywide Home Loans, Series 2003-60, Class 2A1, 4.43%, 2/25/34*(b)	5,308
38,454	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 4.10%, 11/25/32*(b)	17,909
35,169	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.39%, 11/25/34*(b)	36,486
13,200	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 4.09%, 10/25/35*(b)	12,861
79,683	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.93%, 11/19/35*(b)	76,625
40,492	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 4.40%, 4/25/35*(b)	41,283
17,280	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.67%, 11/25/35*(b)	17,405
77,650	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.95%, 1/19/35*(b)	78,170
10,622	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 4.54%, 12/19/35*(b)	10,544
22,568	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 3.47%, 9/25/36*(b)	22,434
29,381	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.68%, 7/25/36*(b)	25,444
45,549	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.91%, 8/25/36*(b)	37,113
15,290	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.04%, 8/25/34*(b)	15,545
30,619	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.29%, 8/25/34*(b)	30,706
3,032	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 4.18%, 8/25/36*(b)	2,810
2,995	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 4.28%, 7/25/35*(b)	3,042

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$13,048	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 4.03%, 12/25/34*(b)	$13,251
1,518	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 4.21%, 2/25/34*(b)	1,539
11,303	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 4.80%, 7/25/34*(b)	11,525
13,348	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 4.34%, 8/25/34*(b)	13,632
17,604	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.72%, 8/25/34*(b)	17,822
38,570	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 4.02%, 12/25/34*(b)	37,756
78,233	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 4.46%, 4/25/34*(b)	78,662
3,381	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 4.52%, 2/25/34*(b)	3,487
10,397	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 3.95%, 12/27/35*(b)	11,570
23,679	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 4.40%, 7/25/33*(b)	24,196
204,320	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 4.05%, 9/25/37*(b)	205,314
3,741	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.85%, 8/20/35*(b)	321
11,664	Washington Mutual, Series 2006-AR10, Class 1A2, 3.73%, 9/25/36*(b)	11,261
2,064	Washington Mutual, Series 2006-AR8, Class 1A1, 3.88%, 8/25/46*(b)	1,998
7,396	Washington Mutual, Series 2004-AR3, Class A2, 4.49%, 6/25/34*(b)	7,596
9,693	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 2.13% (US0001M + 42 bps), 7/25/44*	9,646
74,955	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 3.27%, 11/25/36*(b)	72,247
		1,565,764
Prime Fixed Mortgage Backed Securities (19.4%)
263,996	Agate Bay Mortgage Trust, Series 2015-7, Class A6, 3.00%, 10/25/45*(b)(c)	262,955
1,564,716	Citigroup Mortgage Loan Trust, Series 2014-C, Class A, 3.25%, 2/25/54*(b)(c)	1,563,129
18,492	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31*	19,016
104,149	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34*	111,983

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$17,933	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34*	$19,834
6,903	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19*	7,082
95,745	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	98,953
35,443	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	37,136
24,744	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33*	27,306
64,986	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32*	38,542
112,091	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32*	126,409
1,780,165	Credit Suisse Mortgage Trust, Series 2015-3, Class A9, 3.50%, 3/25/45*(b)(c)	1,815,283
1,560,080	EverBank Mortgage Loan Trust, Series 2018-1, Class A4, 3.50%, 2/25/48*(b)(c)	1,583,055
2,751,727	Flagstar Mortgage Trust, Series 2017-1, Class 1A5, 3.50%, 3/25/47*(b)(c)	2,806,012
120,725	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, 11/25/57*(b)(c)	122,027
54,306	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33*	53,867
2,977	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20*	1,858
27,154	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35*	19,793
2,203,451	JPMorgan Mortgage Trust, Series 2017-2, Class A4, 3.00%, 5/25/47*(b)(c)	2,212,994
1,515,134	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47*(b)(c)	1,534,606
1,369,870	JPMorgan Mortgage Trust, Series 2018-1, Class A5, 3.50%, 6/25/48*(b)(c)	1,390,044
13,166	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36*	10,905
1,172,332	MFRA Trust, Series 2017-RPL1, Class A1, 2.59%, 2/25/57*(b)(c)	1,166,256
1,411,708	Onslow Bay Financial LLC, Series 2018-EXP2, Class 1A1, 4.00%, 11/25/48*(b)(c)	1,425,572
2,434	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20*	2,429
1,228,284	PSMC Trust, Series 2018-1, Class A3, 3.50%, 2/25/48*(b)(c)	1,247,140
9,863	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35*	9,338
14,959	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32*	15,455
1,253,045	Sequoia Mortgage Trust, Series 2018-5, Class A4, 3.50%, 5/25/48*(b)(c)	1,266,800

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$709,882	Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00%, 2/25/48*(b)(c)	$717,052
678,113	Sequoia Mortgage Trust, Series 2018-CH2, Class A12, 4.00%, 6/25/48*(b)(c)	683,542
102,954	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	109,835
890,193	Verus Securitization Trust, Series 2017-SG1A, Class A1, 2.69%, 11/25/47*(b)(c)	887,524
1,706,174	Verus Securitization Trust, Series 2018-INV2, Class A1FX, 4.15%, 10/25/58*(b)(c)	1,737,833
5,326	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	5,504
1,153	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19*	1,151
		23,138,220
Subprime Mortgage Backed Securities (3.8%)
888,053	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75%, 2/25/55*(b)(c)	888,971
886,614	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56*(b)(c)	890,288
1,704,301	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57*(b)(c)	1,718,301
1,065,740	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(b)(c)	1,074,363
		4,571,923
U.S. Government Agency Mortgage Backed Securities (19.5%)
421,876	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	412,096
257,054	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	256,125
594,594	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	591,015
599,065	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	595,540
474,422	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	471,015
266,196	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	260,997
317,209	Fannie Mae, Series 2011-126, Class ED, 2.25%, 4/25/40	318,194
201,519	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	201,636
330,938	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	331,561
48,961	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	49,528
2,973,862	Fannie Mae, Series 18-83, Class LC, 3.00%, 11/25/48	2,997,718
153,968	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	158,058
64,453	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	64,654

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$572,421	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	$587,736
4,214	Fannie Mae, 3.99% (H15T1Y + 187 bps), 12/1/22, Pool #303247	4,278
16,988	Fannie Mae, 4.42% (US0012M + 132 bps), 1/1/35, Pool #805386	17,543
1,012,705	Fannie Mae, Series 2003-W14, Class 2A, 4.53%, 1/25/43*(b)	1,058,900
734,695	Fannie Mae, Series 2003-W16, Class AF5, 4.53%, 11/25/33*(b)	802,166
3,401	Fannie Mae, 4.59% (H15T1Y + 216 bps), 6/1/32, Pool #725286	3,507
2,282,740	Fannie Mae, Series 2003-W12, Class 3A, 4.61%, 3/25/43*(b)	2,381,712
44,263	Fannie Mae, 4.70% (H15T1Y + 229 bps), 2/1/30, Pool #556998	45,374
2,725,000	Fannie Mae, Series 2004-W3, Class A7, 5.50%, 5/25/34*	3,040,655
17,343	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32*(b)	18,469
1,157	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	1,202
13,709	Fannie Mae, Series 2001-W2, Class AF6, 6.59%, 10/25/31*(b)	14,475
10,230	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31*(b)	12,183
41	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	42
253	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	264
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,094
241,144	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	243,065
1,067,841	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	1,051,964
224,425	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	223,746
387,368	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	384,902
574,960	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	572,464
779,574	Freddie Mac, Series 4079, Class WA, 2.00%, 8/15/40	775,591
1,018,857	Freddie Mac, Series 4272, Class YG, 2.00%, 11/15/26	1,022,036
323,633	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	321,651
750,106	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(b)	748,064
73,546	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	73,959
542,607	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	546,654
648,925	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	654,988
49,012	Freddie Mac, Series 3752, Class JA, 2.75%, 4/15/40	49,134
121,646	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	124,641
709,194	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	730,390

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$469,288	Freddie Mac, Series T-67, Class 1A1C, 3.84%, 3/25/36*(b)	$478,794
4,139	Freddie Mac, 3.86% (US0006M + 154 bps), 4/1/36, Pool #1N0148	4,282
14,664	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	15,225
15,084	Freddie Mac, Series 3819, Class JP, 4.00%, 8/15/39	15,070
150,916	Freddie Mac, Series 3688, Class HQ, 6.00%, 11/15/21	153,451
1,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	1,008
205	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21*	207
399	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21*	404
976	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23*	1,026
1,188	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	1,252
810	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22*	857
372,496	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	362,721
11,072	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40*	11,072
12,596	Government National Mortgage Assoc., 3.88% (H15T1Y + 150 bps), 5/20/34, Pool #80916	13,113
2,162	Government National Mortgage Assoc., 4.00% (H15T1Y + 150 bps), 1/20/23, Pool #8123	2,193
3,141	Government National Mortgage Assoc., 4.00% (H15T1Y + 150 bps), 1/20/25, Pool #8580	3,220
4,418	Government National Mortgage Assoc., 4.00% (H15T1Y + 150 bps), 1/20/25, Pool #8585	4,528
1,547	Government National Mortgage Assoc., 4.00% (H15T1Y + 150 bps), 3/20/26, Pool #8832	1,558
3,585	Government National Mortgage Assoc., 4.00% (H15T1Y + 150 bps), 3/20/29, Pool #80263	3,611
1,228	Government National Mortgage Assoc., 4.12% (H15T1Y + 150 bps), 12/20/21, Pool #8889	1,238
2,382	Government National Mortgage Assoc., 4.12% (H15T1Y + 150 bps), 12/20/27, Pool #80141	2,458
5,367	Government National Mortgage Assoc., 4.12% (H15T1Y + 150 bps), 11/20/29, Pool #876947	5,376
107	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	119
86	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	91
33	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	33

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$265	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	$271
		23,304,164
Total Mortgage Backed Securities		54,923,184

Corporate Bonds (12.5%)
Banks (4.7%)
1,450,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	1,507,187
1,500,000	Mizuho Financial Group, 2.95%, 2/28/22	1,525,470
1,000,000	Mizuho Financial Group, Inc., 3.55%, 3/5/23	1,040,002
1,500,000	Wells Fargo & Co., 2.63%, 7/22/22, MTN	1,518,084
		5,590,743
Capital Markets (0.0%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	25,000
Diversified Telecommunication Services (1.5%)
1,743,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100 *	1,758,314
Interactive Media & Services (2.6%)
3,000,000	Baidu, Inc., 3.88%, 9/29/23, Callable 8/29/23 @ 100 *	3,119,534
Sovereign Bond (1.3%)
500,000	Export-Import Bank of Korea, 2.13%, 1/25/20	499,986
1,050,000	Export-Import Bank of Korea, 2.25%, 1/21/20	1,050,215
		1,550,201
Tobacco (2.0%)
2,150,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 *	2,325,127
Trading Companies & Distributors (0.4%)
447,000	Aviation Capital Group LLC, 7.13%, 10/15/20 (c)	465,308
Total Corporate Bonds		14,834,227

Taxable Municipal Bonds (1.1%)
Georgia (1.1%)
1,175,000 State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25		1,266,944
Total Taxable Municipal Bonds		1,266,944

U.S. Government Agency Securities (2.9%)
Federal Farm Credit Bank
3,503,000	2.23%, 10/15/26, Callable 10/15/20 @ 100 *	3,469,165
Total U.S. Government Agency Securities		3,469,165

U.S. Treasury Obligations (21.2%)
U.S. Treasury Notes
12,000,000	1.75%, 7/31/24	12,063,749
5,500,000	2.25%, 2/29/20	5,506,875
2,000,000	2.63%, 7/15/21	2,030,078
5,200,000	2.88%, 8/15/28	5,664,953
		25,265,655
Total U.S. Treasury Obligations		25,265,655

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (3.9%)
4,591,519	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.39%(e)	$4,591,519
Total Investment in Affiliates		4,591,519

Shares or Principal Amount	Security Description	Value

Investment in Affiliates, continued:

Total Investments (Cost $111,911,422) - 93.6%		$111,456,721
Other assets in excess of liabilities — 6.4%		7,563,504
Net Assets - 100.0%		$119,020,225

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2019, illiquid securities were 1.5% of the Fund’s net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2019.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (5.6%)
$327,003	AccessLex Institute, Series 2007-1, Class C, 2.34% (US0003M + 40 bps), 10/25/35*	$285,489
273,441	Corevest American Finance Trust, Series 2019-1, Class A, 3.32%, 3/15/52	283,018
1,641	Raspro Trust, Series 2005-1A, Class G, 2.56% (US0003M + 40 bps), 3/23/24(a)	1,640
300,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23*	302,759
570,000	SLM Student Loan Trust, Series 2012-7, Class B, 3.51% (US0001M + 180 bps), 9/25/43*	548,789
201,413	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(a)	208,288
Total Asset Backed Securities		1,629,983

Mortgage Backed Securities† (32.9%)
Alt-A - Fixed Rate Mortgage Backed Securities (2.3%)
2,035	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20*	1,976
65,492	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	62,866
4,493	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35*	4,456
15,159	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34*	15,795
82,052	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	56,298
64,379	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.18%, 6/25/36*(b)	62,362
12,683	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34*	13,136
3,783	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19*	3,666
19,268	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34*	20,596
195	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	207
42,628	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	45,503
20,470	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	21,260
8,403	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33*	8,754
20,392	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34*	21,848
32,226	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34*	34,731
8,060	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35*(b)	8,274
3,177	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35*(b)	3,344

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$33,293	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 5.48%, 5/25/35*(b)	$25,738
91,699	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(b)	33,807
44,296	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 3.85%, 10/25/40*(a)(b)	42,616
218	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18*	175
9,463	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35*	9,600
6,668	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21*	6,334
14,011	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	13,328
30,067	Residential Accredit Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36*	22,331
47,269	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35*	38,469
59,278	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36*	51,233
54,769	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35*	52,274
		680,977
Prime Adjustable Rate Mortgage Backed Securities (2.3%)
9,309	Bank of America Funding Corp., Series 2004-B, Class 5A1, 4.27%, 11/20/34*(b)	9,228
8,786	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 4.04%, 11/25/34*(b)	8,879
3,350	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.25%, 10/25/33*(b)	3,528
11,692	Countrywide Home Loans, Series 2004-2, Class 2A1, 3.87%, 2/25/34*(b)	11,243
6,772	Countrywide Home Loans, Series 2004-12, Class 10A1, 4.14%, 8/25/34*(b)	6,814
17,222	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.73%, 4/25/37*(b)	15,229
260,000	JPMorgan Mortgage Trust, Series 2014-5, Class A1, 2.98%, 10/25/29*(a)(b)	262,115
27,665	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 4.10%, 10/25/36*(b)	24,886
5,806	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 4.20% (US0003M + 101 bps), 4/25/36*	5,715
281,612	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 4.39%, 9/25/35*(b)	269,743
38,250	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 4.51%, 2/25/35*(b)	39,538

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$1,870	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.85%, 8/20/35*(b)	$160
		657,078
Prime Fixed Mortgage Backed Securities (7.6%)
7,554	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35*(b)	7,272
16,470	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37*	12,497
8,614	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	9,043
9,055	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34*	9,890
5,115	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33*	5,262
2,709	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24*	2,688
10,095	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35*	8,503
1,207	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19*	1,251
24,565	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33*	26,108
9,291	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	9,734
221,703	Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3, 3.50%, 10/25/47*(a)(b)	224,968
300,000	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49*(a)(b)	303,202
215,678	Flagstar Mortgage Trust, Series 2018-5, Class A7, 4.00%, 9/25/48*(a)(b)	217,909
120,575	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56*(b)	122,414
237,887	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34*	243,039
119	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19*	119
876	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32*	926
327,416	JPMorgan Mortgage Trust, Series 2017-4, Class A6, 3.00%, 11/25/48*(a)(b)	329,079
27,414	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	29,209
2,391	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34*	2,549
236,772	PSMC Trust, Series 2018-2, Class A3, 3.50%, 6/25/48(a)(b)	239,519
58,229	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32*	56,087
209,735	Sequoia Mortgage Trust, Series 2017-CH1, Class A11, 3.50%, 8/25/47*(a)(b)	210,408

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$137,796	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.00%, 11/25/48*(a)(b)	$139,208
12,774	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	13,628
142	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30*	156
1,545	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33*	1,590
781	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	835
		2,227,093
Subprime Mortgage Backed Securities (2.2%)
292,975	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.75%, 7/25/59*(a)(b)	294,709
106,274	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(a)(b)	107,399
231,125	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(a)(b)	234,736
		636,844
U.S. Government Agency Mortgage Backed Securities (18.5%)
52,735	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	51,512
267	Fannie Mae, Series 1992-45, Class F, 1.78% (T7Y ), 4/25/22	267
132,401	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	132,866
311,637	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	309,735
272,696	Fannie Mae, Series 2012-8, Class KA, 2.00%, 6/25/41	271,521
79,070	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	78,502
100,759	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	100,818
132,376	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	132,625
136,606	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	137,530
24,481	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	24,764
248,845	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	250,795
383,342	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	383,255
265,196	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	275,020
142,421	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	146,203
16,113	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	16,164
294,790	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	295,573
316,113	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	326,257
240,725	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	262,679

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,752	Fannie Mae, 4.00% (US0012M + 162 bps), 9/1/33, Pool #739372	$1,810
1,990	Fannie Mae, 4.86% (US0012M + 186 bps), 1/1/37, Pool #906675	2,115
1,004	Fannie Mae, 4.88% (H15T1Y + 250 bps), 7/1/23, Pool #224951	1,015
157	Fannie Mae, 6.00%, 4/1/35, Pool #735503	181
297	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	300
1,141	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	1,295
11,968	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42*	13,977
510	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31*	601
1,147	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	1,201
329	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	342
52	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	53
347	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	358
61	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	63
32	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	32
13	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	14
56	Freddie Mac, Series 1222, Class P, 1.46% (T10Y - 40 bps), 3/15/22*	56
60,286	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	60,766
149,435	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	147,214
129,818	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	130,930
289,374	Freddie Mac, Series 4076, Class QC, 2.00%, 11/15/41	283,561
179,631	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	178,531
117,372	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	116,134
228,854	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	231,388
117,888	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	118,990
175,985	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	182,298
139,688	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	142,235
202,898	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	208,962
14,805	Freddie Mac, 5.37% (H15T1Y + 228 bps), 8/1/34, Pool #755230	15,148
983	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21*	1,005
2,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	2,015
523	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21*	533

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,428	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22*	$1,489
1,334	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24*	1,428
77	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21*	78
1,572	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26*	1,743
233	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21*	240
1,940	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	2,031
2,811	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	2,964
3	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21*	3
43,612	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	43,581
79,821	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	77,726
78,417	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	78,749
43,085	Government National Mortgage Assoc., Series 2010-98, Class CH, 3.00%, 10/20/39	43,539
56,588	Government National Mortgage Assoc., Series 2010-98, Class MG, 3.00%, 8/20/39	57,445
5,589	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	5,602
77	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	83
940	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	943
554	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	591
62	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	67
144	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	154
1,595	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	1,715
4,053	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	4,404
		5,363,784
Total Mortgage Backed Securities		9,565,776

Corporate Bonds (19.7%)
Banks (2.4%)
385,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	400,184
290,000	Wells Fargo & Co., 3.00%, 10/23/26	298,142
		698,326
Beverages (1.0%)
300,000	Keurig Dr Pepper, Inc., 3.55%, 5/25/21	306,190
Biotechnology (1.2%)
350,000	Amgen, Inc., 2.20%, 5/11/20	350,345
Capital Markets (3.4%)
290,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	302,648

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Capital Markets, continued:
$925,350	Preferred Term Securities XX, Class B2, 2.57% (US0003M + 45 bps), 3/22/38, Callable 1/9/20 @ 100 *(a)	$675,505
		978,153
Diversified Financial Services (1.2%)
350,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	357,318
Diversified Telecommunication Services (1.6%)
360,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100 *	428,255
39,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 1/9/20 @ 100 *	39,244
		467,499
Electric Utilities (1.0%)
275,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	285,235
Equity Real Estate Investment Trusts (0.8%)
225,046	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (a)	230,850
Food Products (1.3%)
350,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100 *	371,106
Hotels, Restaurants & Leisure (1.4%)
420,000	Royal Caribbean Cruises, Ltd., 2.65%, 11/28/20	422,230
Industrial Conglomerates (1.3%)
375,000	General Electric Co., 3.10%, 1/9/23	383,723
Insurance (1.0%)
300,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	305,176
Multiline Retail (0.8%)
250,000	Macys Retail Holdings, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100 *	246,942
Technology Hardware, Storage & Peripherals (1.3%)
350,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	371,313
Total Corporate Bonds		5,774,406

Taxable Municipal Bonds (7.5%)
Alabama (1.0%)
300,000	The Water Works Board City of Birmingham Revenue, 2.60%, 1/1/27	304,926
Illinois (1.8%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	500,000

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Missouri (0.6%)
$165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds Revenue, 7.50%, 10/1/39, Continuously Callable @100	$165,587
Rhode Island (1.4%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	416,180
Texas (1.0%)
300,000	Midland County Fresh Water Supply District No. 1 Revenue, 2.37%, 9/15/26	303,033
Wisconsin (1.7%)
465,000	Public Financial Authority Wisconsin Revenue, 4.45%, 10/1/25, Insured by: AGC	489,998
Total Taxable Municipal Bonds		2,179,724

U.S. Government Agency Securities (2.9%)
Federal Farm Credit Bank
275,000	2.34%, 5/27/25, Callable 12/16/19 @ 100 *	274,822
275,000	2.52%, 6/24/26, Callable 12/24/19 @ 100 *	274,991
		549,813
Federal Home Loan Bank
300,000	2.45%, 9/24/25, Callable 12/24/19 @ 100 *	298,473
Total U.S. Government Agency Securities		848,286

U.S. Treasury Obligations (29.0%)
U.S. Treasury Inflation Indexed Notes
1,150,931	0.38%, 7/15/25	1,165,956
U.S. Treasury Notes
2,316,000	1.38%, 10/15/22	2,300,801
920,000	2.00%, 4/30/24	934,447
1,920,000	2.25%, 2/29/20	1,922,400
2,064,000	2.25%, 2/15/27	2,136,804
		7,294,452
Total U.S. Treasury Obligations		8,460,408

Investment in Affiliates (3.1%)
915,558	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.39%(c)	915,558
Total Investment in Affiliates		915,558

Total Investments (Cost $29,140,013) - 100.7%		29,374,141
Liabilities in excess of other assets — (0.7)%		(200,060)
Net Assets - 100.0%		$29,174,081

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2019.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGC	Assured Guaranty Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MAC	Municipal Assurance Corporation
T10Y	10 Year Treasury Constant Maturity Rate
T7Y	7 Year Treasury Constant Maturity Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (3.9%)
$1,031,316	AccessLex Institute, Series 2007-1, Class C, 2.34% (US0003M + 40 bps), 10/25/35*	$900,388
553,182	American Credit Acceptance Receivables Trust, Series 2017-4, Class C, 2.94%, 1/10/24*(a)	554,060
25,530	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34*(b)	25,837
497,165	Corevest American Finance Trust, Series 2019-1, Class A, 3.32%, 3/15/52(a)	514,578
271	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27*(b)	272
942,875	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44*(a)	993,107
48,242	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(a)	48,041
453,574	UBS Commercial Mortgage Trust, Series 2018-C10, Class A1, 3.18%, 5/15/51	461,095
501,075	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(a)	518,180
Total Asset Backed Securities		4,015,558

Mortgage Backed Securities† (34.1%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.1%)
71,678	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.84%, 11/25/36*(b)	59,347
17,003	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36*(b)	16,833
		76,180
Alt-A - Fixed Rate Mortgage Backed Securities (1.0%)
14,474	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35*	14,631
18,214	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46*	18,993
39,295	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	37,720
26,096	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37*	15,123
72,331	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35*	68,830
61,704	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	59,735
10,869	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34*	11,127
27,752	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36*	21,529
197,103	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37*	136,582
207,288	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36*	141,131

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$13,575	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33*	$13,944
3,860	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25*	3,885
30,722	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35*	31,467
55,505	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	59,402
53,285	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	56,879
20,470	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	21,260
23,698	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35*	24,713
4,456	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33*	4,761
11,930	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34*	12,429
20,016	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	19,040
230,946	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	203,157
133,558	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	93,758
		1,070,096
Prime Adjustable Rate Mortgage Backed Securities (1.3%)
1,080,002	JPMorgan Mortgage Trust, Series 2014-5, Class A1, 2.98%, 10/25/29*(a)(b)	1,088,784
8,173	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 4.40%, 6/25/36*(b)	7,267
246,445	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.59%, 8/25/35*(b)	250,742
24,625	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 3.80%, 4/25/29*(b)	24,594
6,783	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 3.93%, 6/25/36*(b)	5,864
935	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.85%, 8/20/35*(b)	80
		1,377,331
Prime Fixed Mortgage Backed Securities (10.4%)
2,999	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32*	3,095
167,800	Chaseflex Trust, Series 2006-2, Class A5, 4.60%, 9/25/36*(b)	167,020
23,426	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	24,592
48,087	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	48,712
7,160	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34*	7,511
8,519	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34*	9,040
93,452	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	67,733

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$4,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	$4,048
109,161	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35*	56,777
832	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21*	786
182,913	Deephaven Residential Mortgage Trust, Series 2018-2A, Class A1, 3.48%, 4/25/58*(a)(b)	184,271
124	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	129
1,000,000	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49*(a)(b)	1,010,671
526,043	Flagstar Mortgage Trust, Series 2018-5, Class A7, 4.00%, 9/25/48*(a)(b)	531,484
2,385	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33*(b)	2,448
889,722	GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/57*(a)	925,406
914,929	JPMorgan Mortgage Trust, Series 2017-4, Class A6, 3.00%, 11/25/48*(a)(b)	919,577
383,712	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47*(a)(b)	388,644
27,769	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 4.28%, 4/25/36*(b)	25,502
29,157	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34*	29,492
34,392	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	36,644
9,421	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33*	9,675
776,439	Onslow Bay Financial LLC, Series 2018-EXP2, Class 1A1, 4.00%, 11/25/48*(a)(b)	784,065
792,999	PSMC Trust, Series 2018-2, Class A3, 3.50%, 6/25/48(a)(b)	802,200
140,788	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32*	142,331
808,304	Sequoia Mortgage Trust, Series 2017-7, Class A4, 3.50%, 10/25/47*(a)(b)	823,643
803,984	Sequoia Mortgage Trust, Series 2017-CH1, Class A11, 3.50%, 8/25/47*(a)(b)	806,563
790,879	Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.50%, 3/25/48*(a)(b)	804,503
350,470	Sequoia Mortgage Trust, Series 2018-6, Class A4, 4.00%, 7/25/48*(a)(b)	353,920
565,180	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.00%, 11/25/48*(a)(b)	570,970
37,889	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36*	10,062
273,090	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35*	272,186

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$8,954	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34*	$9,618
70,108	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	75,010
822,953	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45*(a)(b)	838,159
		10,746,487
Subprime Mortgage Backed Securities (2.0%)
488,292	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.75%, 7/25/59*(a)(b)	491,180
650,101	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(a)(b)	655,361
283,398	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(a)(b)	286,399
654,853	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(a)(b)	665,086
		2,098,026
U.S. Government Agency Mortgage Backed Securities (19.3%)
237,834	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	236,756
220,669	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	221,443
396,466	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	392,744
736,709	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	732,214
735,007	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	729,676
426,980	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	423,913
315,090	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	312,138
393,174	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	394,036
201,519	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	201,636
165,469	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	165,781
228,275	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	229,820
384,804	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	388,499
48,961	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	49,528
186,633	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	188,096
980,279	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	1,016,591
660,152	Fannie Mae, Series 2016-10, Class BA, 3.00%, 3/25/46(b)	680,691
153,968	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	158,058
16,113	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	16,164

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$754,979	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	$772,364
187,568	Fannie Mae, Series 2014-72, Class KA, 3.00%, 10/25/44	189,487
634,436	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	654,796
818,465	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	893,107
932,890	Fannie Mae, Series 2018-M13, Class A1, 3.82%, 3/25/30(b)	1,031,237
53,901	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	56,209
12,474	Fannie Mae, 4.97% (H15T1Y + 231 bps), 12/1/27, Pool #422279	12,783
390	Fannie Mae, 5.00%, 8/1/33, Pool #730856	426
187	Fannie Mae, 5.00%, 7/1/35, Pool #832198	207
256	Fannie Mae, 5.50%, 2/1/33, Pool #683351	284
152	Fannie Mae, 5.50%, 9/1/34, Pool #725773	171
2,362	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	2,598
1,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	1,072
5,827	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	6,146
2,162	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	2,262
38,356	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 4.34%, 8/25/42*(b)	39,520
18,567	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32*(b)	19,994
132,629	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	133,686
259,636	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	261,861
148,146	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	149,370
232,421	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	230,941
946,852	Freddie Mac, Series 4031, Class PA, 2.00%, 3/15/42	931,651
889,514	Freddie Mac, Series 4137, Class GA, 2.00%, 2/15/42	881,894
195,620	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	193,556
1,000,000	Freddie Mac, 2.00%, 11/27/24*(b)	998,357
813,368	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	819,435
234,940	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41*	239,528
874,222	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	883,903
502,917	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	507,616
263,978	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	273,446
286,474	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	293,147
511,985	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	527,287

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$203,786	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	$213,633
71,552	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	74,380
4,890	Freddie Mac, 4.62% (H15T1Y + 213 bps), 4/1/24, Pool #409624	4,940
1,436	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	1,510
222	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	245
1,942	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	2,142
1,140	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	1,322
13,395	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	14,833
534	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	577
2,049	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	2,145
172,945	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	168,406
557,177	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	577,171
204,015	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(b)	210,545
989,707	Government National Mortgage Assoc., Series 2019-85, Class MP, 3.50%, 6/20/49	1,017,444
35,876	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	37,331
2,480	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	2,582
10,251	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	11,233
4,122	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	4,357
233	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	233
		19,891,154
Total Mortgage Backed Securities		35,259,274

Corporate Bonds (19.8%)
Banks (3.9%)
1,320,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	1,372,059
1,315,000	BB&T Corp., 2.15%, 2/1/21, Callable 1/1/21 @ 100 *	1,316,610
1,300,000	Wells Fargo & Co., 3.00%, 10/23/26	1,336,498
		4,025,167
Beverages (0.8%)
745,000	Keurig Dr Pepper, Inc., 4.42%, 5/25/25, Callable 3/25/25 @ 100 *	812,955
Capital Markets (1.5%)
1,300,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	1,356,700
200,000	Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100 *	209,214
		1,565,914

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Diversified Financial Services (1.4%)
$600,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	$612,545
850,000	Korea Development Bank, 2.75%, 3/19/23	867,009
		1,479,554
Diversified Telecommunication Services (1.7%)
1,250,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100 *	1,486,997
107,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/9/20 @ 100 *	107,410
118,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 1/9/20 @ 100 *	118,738
		1,713,145
Electric Utilities (1.0%)
1,000,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	1,037,217
Equity Real Estate Investment Trusts (0.3%)
337,570	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (a)	346,275
Food Products (2.3%)
1,025,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100 *	1,086,809
1,150,000	Conagra Brands, Inc., 4.85%, 11/1/28, Callable 8/1/28 @ 100 *	1,306,089
		2,392,898
Health Care Providers & Services (1.0%)
995,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100 *	992,716
Hotels, Restaurants & Leisure (0.4%)
345,000	Royal Caribbean Cruises, 5.25%, 11/15/22	373,928
Industrial Conglomerates (1.1%)
1,120,000	General Electric Co., 3.10%, 1/9/23	1,146,053
Insurance (1.1%)
1,100,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	1,118,979
IT Services (1.0%)
1,000,000	International Business Machines Corp., 3.50%, 5/15/29	1,078,202
Multiline Retail (0.9%)
1,010,000	Macys Retail Holdings, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100 *	997,647
Technology Hardware, Storage & Peripherals (1.4%)
1,300,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	1,379,161
Total Corporate Bonds		20,459,811

Taxable Municipal Bonds (8.9%)
Georgia (2.1%)
1,955,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	2,107,978
Kentucky (0.7%)
750,000	Lexington-Fayette Urban County Airport Board Corp. Revenue, 2.84%, 7/1/31	755,685

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Missouri (0.2%)
$235,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds Revenue, 7.50%, 10/1/39, Continuously Callable @100	$235,837
New York (1.3%)
1,260,000	New York City Transitional Finance Authority Revenue, Series F-3, 3.21%, 5/1/29, Continuously Callable @100	1,321,375
Oklahoma (2.2%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	542,615
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,773,667
		2,316,282
Pennsylvania (1.2%)
1,110,000	City of Bethlehem Lehigh and Northampton Countries, GO, Series C, 5.15%, 11/1/34, Pre-refunded 11/1/24 @ 100, AGM	1,269,596
Utah (1.2%)
1,175,000	Central Utah Water Conservancy District Taxable Water Conservancy Revenue, Build America Bonds, GO, 5.70%, 10/1/40, Continuously Callable @100	1,189,570
Total Taxable Municipal Bonds		9,196,323

U.S. Government Agency Securities (1.9%)
Federal Farm Credit Bank
1,000,000	2.25%, 11/26/24, Callable 12/16/19 @ 100 *	989,795
1,000,000	2.34%, 5/27/25, Callable 12/16/19 @ 100 *	999,353
		1,989,148
Total U.S. Government Agency Securities		1,989,148

U.S. Treasury Obligations (29.3%)
U.S. Treasury Bonds
11,945,000	2.25%, 8/15/46	12,033,654
U.S. Treasury Inflation Indexed Notes
4,144,652	0.38%, 7/15/25	4,198,757
U.S. Treasury Notes
7,406,000	1.38%, 10/15/22	7,357,398
2,602,000	2.25%, 2/29/20	2,605,253
4,003,000	2.25%, 2/15/27	4,144,200
		14,106,851
Total U.S. Treasury Obligations		30,339,262

Investment in Affiliates (1.8%)
1,832,016	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.39%(c)	1,832,016
Total Investment in Affiliates		1,832,016

Total Investments (Cost $100,140,063) - 99.7%		103,091,392
Other assets in excess of liabilities — 0.3%		285,439
Net Assets - 100.0%		$103,376,831

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2019.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
US0003M	3 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Strategic Enhanced Yield Fund

Schedule of Portfolio Investments

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (6.0%)
$36,549	Bayview Financial Mortgage Pass, Series 2005-D, Class AF4, 5.50%, 12/28/35*(a)	$36,599
52,420	Bayview Opportunity Master Fund Trust, Series 2017-RT1, Class A1, 3.00%, 3/28/57*(a)(b)	52,945
42,297	Centex Home Equity Loan Trust, Series 2002-A, Class AF6, 5.54%, 1/25/32*	43,020
72,641	Centex Home Equity Loan Trust, Series 2005-A, Class AF5, 5.78%, 1/25/35*(a)	72,602
15,409	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 5.10%, 5/25/35*(a)	15,557
112,806	CWABS Asset-Backed Certificates Trust, Series 2005-11, Class AF4, 5.21%, 3/25/34*(a)	113,770
50,000	GSAA Home Equity Trust, Series 2005-1, Class M1, 5.29%, 11/25/34*(a)	51,068
39,543	Residential Asset Mortgage, Series 2004-RS12, Class MI1, 5.69%, 12/25/34*(a)	40,738
49,423	Residential Asset Securities Corp., Series 2004-KS8, Class MI1, 5.34%, 9/25/34*(a)	51,256
149,272	Specialty Underwriting & Residential Finance, Series 2003-BC4, Class A3B, 4.79%, 11/25/34*(a)	152,346
Total Asset Backed Securities		629,901

Mortgage Backed Securities† (43.0%)
Alt-A - Fixed Rate Mortgage Backed Securities (10.5%)
31,208	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A1, 5.75%, 6/25/34*(a)	31,697
26,935	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.50%, 7/25/34*	28,098
30,224	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.50%, 8/25/34*	31,468
144,047	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.75%, 12/25/33*	149,535
58,362	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 4A3, 6.00%, 8/25/34*	59,899
49,248	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	50,354
21,410	MASTR Alternative Loans Trust, Series 2004-11, Class 6A1, 5.50%, 10/25/34*	22,303
146,496	MASTR Alternative Loans Trust, Series 2004-7, Class 1A1, 5.50%, 7/25/34*	153,572
164,573	MASTR Alternative Loans Trust, Series 2003-3, Class 2A5, 6.00%, 5/25/33*	176,111
57,832	MASTR Alternative Loans Trust, Series 2004-5, Class 2A1, 6.00%, 6/25/34*	60,729
218,000	Residential Asset Securitization Trust, Series 2003-A7, Class A8, 5.00%, 7/25/33*	222,437
96,000	Residential Asset Securitization Trust, Series 2003-A10, Class A2, 5.20%, 9/25/33*	97,100

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$27,723	Structured Asset Securities Corp., Series 2004-4XS, Class A3A, 5.14%, 2/25/34*(a)	$28,748
		1,112,051
Prime Adjustable Rate Mortgage Backed Securities (3.2%)
75,705	Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 4.02%, 8/25/34*(a)	76,560
136,776	Impac Secured Assets CMN Owner Trust, Series 2003-3, Class A1, 4.86%, 8/25/33*(a)	140,629
67,186	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 4.21%, 9/25/34*(a)	68,597
47,511	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 4.37%, 7/25/34*(a)	48,016
		333,802
Prime Fixed Mortgage Backed Securities (20.3%)
183,307	Alternative Loan Trust, Series 2004-18CB, Class 4A1, 5.50%, 9/25/34*	189,855
24,570	Banc of America Funding Trust, Series 2004-3, Class 1A9, 5.50%, 10/25/34*	26,212
12,168	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A19, 5.75%, 6/25/36*	12,273
14,380	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A3, 6.25%, 6/25/36*	14,759
118,000	Countrywide Home Loans, Series 2005-6, Class 1A3, 5.15%, 4/25/35*	120,370
49,000	Countrywide Home Loans, Series 2004-10, Class A4, 5.25%, 7/25/34*	49,703
111,000	Countrywide Home Loans, Series 2004-4, Class A4, 5.25%, 5/25/34*	114,845
117,000	Countrywide Home Loans, Series 2005-5, Class A4, 5.40%, 3/25/35*	119,467
196,253	Countrywide Home Loans, Series 2004-4, Class A9, 5.50%, 5/25/34*	199,704
64,000	Countrywide Home Loans Mortgage Pass, Series 2004-9, Class A5, 5.25%, 6/25/34*	65,327
84,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	85,000
56,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A7, 5.75%, 7/25/34*	56,883
147,045	Credit Suisse Mortgage Trust, Series 2013-IVR2, Class AD, 1.55%, 4/25/43*(a)(b)	138,655
97,909	Credit Suisse Mortgage Trust, Series 2015-3, Class A9, 3.50%, 3/25/45*(a)(b)	99,841
82,878	Flagstar Mortgage Trust, Series 2017-2, Class A5, 3.50%, 10/25/47*(a)(b)	84,202
58,571	GMAC Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 6/25/34*	60,863
177,971	GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34*	180,055
84,362	JPMorgan Mortgage Trust, Series 2017-3, Class 1A6, 3.00%, 8/25/47*(a)(b)	84,850

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Strategic Enhanced Yield Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$56,461	JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47*(a)(b)	$57,126
122,434	Sequoia Mortgage Trust, Series 2013-4, Class A3, 1.55%, 4/25/43*(a)	117,698
44,220	Sequoia Mortgage Trust, Series 2017-1, Class A4, 3.50%, 2/25/47*(a)(b)	44,983
121,870	Verus Securitization Trust, Series 2018-INV2, Class A1FX, 4.15%, 10/25/58*(a)(b)	124,131
104,000	WaMu Mortgage Pass, Series 2004-RS1, Class A3, 5.50%, 11/25/33*	107,277
		2,154,079
U.S. Government Agency Mortgage Backed Securities (9.0%)
143,247	Fannie Mae, Series 2013-56, Class GM, 2.00%, 8/25/41	143,807
120,734	Fannie Mae, Series 2003-W14, Class 2A, 4.53%, 1/25/43*(a)	126,241
224,819	Fannie Mae, Series 2003-W13, Class AF5, 4.70%, 10/25/33*(a)	237,717
166,470	Fannie Mae, Series 2004-W3, Class A8, 5.50%, 5/25/34*	185,274
86,827	Freddie Mac, Series 4664, Class TC, 3.00%, 6/15/41	87,677
168,244	Freddie Mac, Series 2017-SC01, Class 2A, 3.50%, 12/25/46*	173,203
		953,919
Total Mortgage Backed Securities		4,553,851

Corporate Bonds (4.1%)
Tobacco (4.1%)
180,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100 *	216,857

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Tobacco, continued:
$156,000	Philip Morris International, Inc., 6.38%, 5/16/38	$217,369
		434,226
Total Corporate Bonds		434,226

U.S. Government Agency Securities (8.3%)
Federal Farm Credit Bank
210,000	2.23%, 10/15/26, Callable 10/15/20 @ 100 *	207,972
225,000	2.50%, 10/9/29, Callable 10/9/20 @ 100 *	224,760
250,000	2.87%, 11/4/32, Callable 2/4/20 @ 100 *	247,945
		680,677
Federal Home Loan Bank
200,000	2.75%, 10/24/30, Callable 4/24/20 @ 100 *	199,536
Total U.S. Government Agency Securities		880,213

U.S. Treasury Obligations (31.4%)
U.S. Treasury Bonds
1,070,000	3.00%, 8/15/48	1,250,228
U.S. Treasury Notes
1,035,000	1.75%, 7/31/24	1,040,498
944,000	2.88%, 8/15/28	1,028,407
		2,068,905
Total U.S. Treasury Obligations		3,319,133

Investment in Affiliates (6.6%)
698,630	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.39%(c)	698,630
Total Investment in Affiliates		698,630

Total Investments (Cost $10,352,028)(d) - 99.4%		10,515,954
Other assets in excess of liabilities — 0.6%		64,723
Net Assets - 100.0%		$10,580,677

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2019.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Ultra Short Tax-Free Income Fund

Schedule of Portfolio Investments

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (103.2%)
Alaska (3.4%)
$800,000	Valdez Alaska Marine Terminal Revenue, Series C, 1.14%, 12/1/29, Continuously Callable @100, Insured by: GTY(a)	$800,000
Arkansas (0.6%)
140,000	Russellville School District No 14, GO, 2.00%, 2/1/20, State Aid Withholding	140,165
Colorado (2.6%)
630,000	City of Colorado Springs, Colorado Variable Rate Demand Utilities System Improvement Revenue, Series C, 1.11%, 11/1/40, Continuously Callable @100, Barclays Bank(a)	630,000
Connecticut (3.9%)
700,000	State of Connecticut Special Tax Revenue, Series A, 5.00%, 9/1/20	719,698
225,000	State of Connecticut, GO, Series F, 5.00%, 11/15/20	233,226
		952,924
Florida (4.0%)
550,000	Palm Beach County Revenue, 1.14%, 7/1/32, Callable 1/2/20 @ 100, Northern Trust Co*(a)	550,000
400,000	School Board of Miami-Dade County Revenue, 2.00%, 2/27/20	400,812
		950,812
Georgia (2.1%)
500,000	Georgia Private Colleges & Universities Authority Revenue, Series B-3, 1.05%, 9/1/35, Continuously Callable @100(a)	500,000
Illinois (12.4%)
105,000	Adams County School District No 172, GO, 4.00%, 2/1/20, BAM	105,396
700,000	Channahon Illinois, Morris Hospital Revenue, 1.13%, 12/1/34, Continuously Callable @100, U.S. Bank NA(a)	700,000
235,000	Cook County School District No 130 Blue Island, GO, 5.00%, 12/1/19, AGC	235,022
300,000	Cook County School District No 148 Dolton, GO, 5.00%, 12/1/19	300,024
250,000	Hancock County Community Consolidated School District No 328 Hamilton, GO, 3.00%, 12/1/19	250,010
700,000	Illinois State Finance Authority Revenue, Series C, 1.09%, 2/15/33, Continuously Callable @100, LOC(a)	700,000
250,000	Knox & Warren Counties Community Unit School District No 205 Galesburg, GO, Series A, 4.00%, 12/1/20	256,798
170,000	Sycamore Park District, GO, Series A, 2.00%, 12/15/20, BAM	171,025
200,000	Village of Morton Grove Illinois, GO, 5.00%, 12/15/20	207,276
		2,925,551
Indiana (1.8%)
415,000	Lafayette School Corp., GO, 4.00%, 7/15/20, ST INTERCEPT	420,860

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Kansas (4.0%)
$440,000	City of Wichita Kansas, GO, Series 824, 4.50%, 6/1/20	$447,379
500,000	Riley County Unified School District No 383 Manhattan-Ogden, GO, 3.00%, 9/1/20	505,375
		952,754
Kentucky (0.7%)
160,000	Trigg County School District Finance Corp. Revenue, 2.25%, 11/1/20, ST INTERCEPT	161,240
Louisiana (2.0%)
485,000	Louisiana Public Facilities Authority Revenue, Series B-3, 1.10%, 7/1/47, Continuously Callable @100, BNY(a)	485,000
Michigan (2.1%)
500,000	Bishop International Airport Authority, GO, 3.13%, 12/1/19	500,023
Minnesota (4.0%)
230,000	City of Jordan Minnesota, GO, Series B, 2.00%, 2/1/20	230,278
735,000	Clearbrook-Gonvick Independent School District No 2311, GO, Series A, 2.00%, 2/1/20, SD CRED PROG	735,933
		966,211
Missouri (3.3%)
800,000	Missouri Public Utilities Commission Revenue, 1.50%, 3/1/21, Continuously Callable @100	800,703
New Jersey (2.3%)
539,000	Township of Freehold New Jersey, GO, 1.50%, 10/15/20	539,323
Ohio (15.7%)
499,000	American Municipal Power, Inc. Revenue, 2.25%, 8/13/20	501,580
500,000	City of Akron Ohio Income Tax Revenue, 3.50%, 12/10/19	500,292
500,000	City of Parma Heights Ohio, GO, 2.50%, 4/9/20	502,205
700,000	City of Vandalia Ohio, GO, 2.13%, 9/2/20	704,235
500,000	City of Whitehall Ohio Revenue, 3.50%, 12/11/19	500,242
200,000	County of Belmont Ohio, GO, 3.00%, 1/29/20	200,521
300,000	County of Lake Ohio, GO, 2.25%, 4/4/20	300,957
500,000	Shelby City School District Revenue, 4.00%, 11/1/20	512,460
		3,722,492
Oklahoma (0.5%)
115,000	Cleveland County Educational Facilities Authority Revenue, 4.00%, 9/1/20	117,300
Pennsylvania (4.2%)
1,000,000	Philadelphia Pennsylvania, GO, Series B, 1.11%, 8/1/31, Continuously Callable @100, Barclays Bank(a)	1,000,000
South Dakota (0.4%)
100,000	Custer School District 16-1, GO, 3.00%, 8/1/20, State Aid Withholding	101,168
Tennessee (3.0%)
300,000	Clarksville Tennessee Public Building Authority Revenue, 1.18%, 1/1/33, Callable 1/1/20 @ 100, BAM*(a)	300,000

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Ultra Short Tax-Free Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Tennessee, continued:
$400,000	Montgomery Country Public Building Authority Revenue, 1.18%, 2/1/36, Callable 1/1/20 @ 100, Bank of America*(a)	$400,000
		700,000
Texas (20.4%)
870,000	Austin Texas Hotel Occupancy Tax Revenue, 1.14%, 11/15/29, Continuously Callable @100, JPM(a)	870,000
375,000	Cibolo Canyons Special Improvement District, GO, Series A, 5.00%, 8/15/20, AGM	384,071
185,000	City of Diboll Texas, GO, 5.00%, 2/15/20, BAM	186,343
450,000	City of Houston Texas Airport System Revenue, 1.13%, 7/1/30, Continuously Callable @100, Barclays Bank(a)	450,000
230,000	Crosby Municipal Utility District, GO, 2.00%, 8/15/20, BAM	230,828
570,000	El Paso Downtown Development Corp. Revenue, 4.00%, 8/15/20	580,277
215,000	Fort Bend County Municipal Utility District No 134D, GO, 4.00%, 9/1/20, AGM	219,057
185,000	Galveston County Municipal Utility District No 14, GO, 1.75%, 10/1/20, BAM	185,607
285,000	Montgomery County Municipal Utility District No 18, 2.00%, 3/1/20	285,487
125,000	Paseo del Este Municipal Utility District No 10, 4.00%, 8/15/20, Capital Markets Assurance Corp.	127,280
100,000	Remington Municipal Utility District No 1, 3.00%, 9/1/20, AGM	101,224
185,000	Reunion Ranch Water Control & Improvement District, GO, 2.00%, 8/15/20, AGM	185,623

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$420,000	State of Texas Revenue, 4.00%, 8/27/20	$428,744
240,000	Sunfield Municipal Utility District No 1, GO, 4.00%, 9/1/20, AGM	244,476
275,000	Travis County Municipal Utility District No 18, GO, 2.00%, 9/1/20, BAM	276,216
100,000	Trinity River Authority Denton Creek Wastewater Treatment System Revenue, 3.00%, 2/1/20	100,297
		4,855,530
Wisconsin (6.4%)
135,000	City of Onalaska Wisconsin, GO, 3.00%, 10/1/20	136,983
675,000	County of Green Wisconsin, GO, Series A, 3.00%, 12/1/20	686,705
100,000	Village of Osceola Wisconsin, GO, 3.00%, 6/1/20, AGM	100,880
150,000	Western Technical College District, GO, Series C, 3.00%, 4/1/20	150,845
460,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.15%, 3/1/36, Callable 1/2/20 @ 100, JPM*(a)	460,000
		1,535,413
Wyoming (3.4%)
800,000	County of Lincoln Wyoming Revenue, 1.14%, 10/1/44, Continuously Callable @100, Exxon Mobil Corp.(a)	800,000
Total Municipal Bonds		24,557,469

Investment in Affiliates (2.3%)
542,836	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.39%(b)	542,836
Total Investment in Affiliates		542,836
Total Investments (Cost $25,086,423) - 105.5%		25,100,305
Liabilities in excess of other assets — (5.5)%		(1,298,111)
Net Assets - 100.0%		$23,802,194

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at November 30, 2019.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
BNY	Bank of New York Mellon
GO	General Obligation
GTY	Guarantor Agreement
JPM	J.P. Morgan Chase Bank
LOC	Letter of Credit

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (48.0%)
Aerospace & Defense (1.4%)
201	BWX Technologies, Inc.	$12,086
382	General Dynamics Corp.	69,425
46	HEICO Corp.	5,975
163	HEICO Corp., Class A	16,372
725	L3Harris Technologies, Inc.	145,789
303	Lockheed Martin Corp.	118,482
131	Northrop Grumman Corp.	46,082
310	Raytheon Co.	67,400
512	Spirit AeroSystems Holdings, Inc., Class A	44,539
18	Teledyne Technologies, Inc.(a)	6,156
272	The Boeing Co.	99,601
132	United Technologies Corp.	19,581
117	Vectrus, Inc.(a)	5,960
		657,448
Air Freight & Logistics (0.1%)
640	Expeditors International of Washington, Inc.	47,846
Airlines (0.2%)
701	Delta Air Lines, Inc.	40,174
779	JetBlue Airways Corp.(a)	15,011
142	Southwest Airlines Co.	8,185
181	United Airlines Holdings, Inc.(a)	16,797
		80,167
Auto Components (0.1%)
1,228	Gentex Corp.	34,875
188	Lear Corp.	22,618
		57,493
Banks (3.1%)
5,675	Bank of America Corp.	189,091
236	BankUnited, Inc.	8,274
1,871	BB&T Corp.	102,381
246	Citigroup, Inc.	18,480
181	Comerica, Inc.	12,744
725	Commerce Bancshares, Inc.	48,597
402	Cullen/Frost Bankers, Inc.	37,611
441	East West Bancorp, Inc.	20,207
64	First Citizens Bancshares, Inc.	33,267
660	First Horizon National Corp.	10,613
78	First Republic Bank	8,572
868	HSBC Holdings PLC ADR	32,342
3,607	JPMorgan Chase & Co.	475,257
55	M&T Bank Corp.	9,061
165	PacWest Bancorp	6,145
1,056	People’s United Financial, Inc.	17,424
95	Preferred Bank/Los Angeles CA	5,239
131	SunTrust Banks, Inc.	9,280
139	SVB Financial Group(a)	32,210
432	The PNC Financial Services Group, Inc.	66,187
2,635	U.S. Bancorp	158,179
2,015	Umpqua Holdings Corp.	32,986
2,413	Wells Fargo & Co.	131,412
475	Western Alliance Bancorp	24,776
		1,490,335
Beverages (0.8%)
180	Monster Beverage Corp.(a)	10,768
1,751	PepsiCo, Inc.	237,838
11	The Boston Beer Co, Inc., Class A(a)	4,228
2,563	The Coca-Cola Co.	136,864
		389,698

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Biotechnology (1.1%)
696	AbbVie, Inc.	$61,060
296	Alkermes PLC(a)	6,222
549	Amgen, Inc.	128,861
84	BioSpecifics Technologies Corp.(a)	4,620
84	Eagle Pharmaceuticals, Inc.(a)	4,912
2,578	Exelixis, Inc.(a)	42,872
1,908	Gilead Sciences, Inc.	128,294
257	Ionis Pharmaceuticals, Inc.(a)	16,438
1,002	Moderna, Inc.(a)	20,401
38	Regeneron Pharmaceuticals, Inc.(a)	14,022
413	Vertex Pharmaceuticals, Inc.(a)	91,583
		519,285
Building Products (0.3%)
393	Allegion PLC	47,172
92	Armstrong World Industries, Inc.	8,834
242	Builders FirstSource, Inc.(a)	6,149
70	CSW Industrials, Inc.	5,168
158	Lennox International, Inc.	40,425
129	Patrick Industries, Inc.(a)	6,388
74	Simpson Manufacturing Co, Inc.	6,009
55	Trex Co, Inc.(a)	4,733
		124,878
Capital Markets (1.5%)
308	Ameriprise Financial, Inc.	50,472
117	BlackRock, Inc.	57,904
705	CME Group, Inc.	142,926
87	Cohen & Steers, Inc.	5,840
208	Eaton Vance Corp.	9,811
42	FactSet Research Systems, Inc.	10,905
263	GAMCO Investors, Inc., Class A	4,729
261	Intercontinental Exchange, Inc.	24,578
570	LPL Financial Holdings, Inc.	52,640
63	Moody’s Corp.	14,280
188	Morgan Stanley	9,302
79	Morningstar, Inc.	12,411
432	MSCI, Inc., Class A	111,971
520	Nasdaq, Inc.	54,496
91	Northern Trust Corp.	9,759
265	S&P Global, Inc.	70,133
138	SEI Investments Co.	8,905
88	Stifel Financial Corp.	5,502
108	T. Rowe Price Group, Inc.	13,344
389	The Bank of New York Mellon Corp.	19,049
560	The Charles Schwab Corp.	27,720
55	The Goldman Sachs Group, Inc.	12,174
168	Westwood Holdings Group, Inc.	5,184
		734,035
Chemicals (0.7%)
370	Advanced Emissions Solutions, Inc.	3,763
211	AdvanSix, Inc.(a)	4,269
206	Air Products & Chemicals, Inc.	48,684
762	Axalta Coating Systems, Ltd.(a)	21,694
1,020	CF Industries Holdings, Inc.	47,134
47	Chase Corp.	5,530
13	Corteva, Inc.	338
460	Dow, Inc.	24,550
340	Ecolab, Inc.	63,468
62	Ingevity Corp.(a)	5,599
53	International Flavors & Fragrances, Inc.	7,485
406	LyondellBasell Industries NV, Class A	37,571
30	Quaker Chemical Corp.	4,477
129	RPM International, Inc.	9,511

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Chemicals, continued:
28	The Sherwin-Williams Co.	$16,328
135	Trinseo SA	5,129
315	Westlake Chemical Corp.	21,634
		327,164
Commercial Services & Supplies (0.6%)
397	Cintas Corp.	102,053
5,978	Covanta Holding Corp.	87,936
303	IAA, Inc.(a)	13,735
268	Kimball International, Inc., Class B	5,730
572	Waste Management, Inc.	64,585
		274,039
Communications Equipment (0.6%)
441	Arista Networks, Inc.(a)	86,052
3,052	Cisco Systems, Inc.	138,286
208	Palo Alto Networks, Inc.(a)	47,262
		271,600
Construction & Engineering (0.0%)
339	AECOM Technology Corp.(a)	14,688
422	Sterling Construction Co, Inc.(a)	6,149
		20,837
Consumer Finance (0.2%)
321	American Express Co.	38,558
54	Credit Acceptance Corp.(a)	23,245
149	Discover Financial Services	12,646
196	Enova International, Inc.(a)	4,514
651	Santander Consumer USA Holdings, Inc.	15,331
320	Synchrony Financial	11,971
34	World Acceptance Corp.(a)	3,230
		109,495
Containers & Packaging (0.3%)
257	AptarGroup, Inc.	28,815
1,166	Berry Global Group, Inc.(a)	54,440
474	Packaging Corp. of America	53,041
127	Sonoco Products Co.	7,687
116	UFP Technologies, Inc.(a)	5,377
		149,360
Distributors (0.1%)
144	Core-Mark Holding Co, Inc.	3,881
166	Genuine Parts Co.	17,325
94	Pool Corp.	19,407
		40,613
Diversified Consumer Services (0.2%)
241	Bright Horizons Family Solutions, Inc.(a)	36,276
17	Graham Holdings Co., Class B	10,737
176	K12, Inc.(a)	3,458
688	ServiceMaster Global Holdings, Inc.(a)	26,963
		77,434
Diversified Financial Services (0.5%)
757	Berkshire Hathaway, Inc., Class B(a)	166,767
350	Jefferies Financial Group, Inc.	7,315
784	Voya Financial, Inc.	45,692
		219,774
Diversified Telecommunication Services (0.5%)
3,585	AT&T, Inc.	134,007
1,812	Verizon Communications, Inc.	109,155
		243,162
Electric Utilities (0.7%)
245	Alliant Energy Corp.	12,985
140	Eversource Energy	11,570
697	Exelon Corp.	30,947
361	NextEra Energy, Inc.	84,409

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Electric Utilities, continued:
1,641	OGE Energy Corp.	$69,020
656	Pinnacle West Capital Corp.	57,328
83	Portland General Electric Co.	4,607
2,125	PPL Corp.	72,314
495	Spark Energy, Inc., Class A	5,460
		348,640
Electrical Equipment (0.4%)
106	AMETEK, Inc.	10,495
1,378	Emerson Electric Co.	101,779
2,351	nVent Electric PLC	58,093
147	Regal-Beloit Corp.	12,014
		182,381
Electronic Equipment, Instruments & Components (0.8%)
513	Amphenol Corp., Class A	53,352
1,117	CDW Corp.	150,851
3,249	Corning, Inc.	94,351
97	Insight Enterprises, Inc.(a)	6,362
374	Keysight Technologies, Inc.(a)	40,029
50	Tech Data Corp.(a)	7,245
1,160	Trimble Inc.(a)	47,015
		399,205
Energy Equipment & Services (0.2%)
300	Apergy Corp.(a)	7,662
184	Cactus, Inc., Class A	5,555
1,890	Helmerich & Payne, Inc.	74,711
789	Liberty Oilfield Services, Inc., Class A	6,975
		94,903
Entertainment (0.9%)
239	Cinemark Holdings, Inc.	8,095
178	Netflix, Inc.(a)	56,009
760	Take-Two Interactive Software(a)	92,226
1,814	The Walt Disney Co.	274,967
		431,297
Equity Real Estate Investment Trusts (2.6%)
1,246	American Homes 4 Rent, Class A	33,281
204	American Tower Corp.	43,662
634	Apartment Investment & Management Co.	34,090
61	AvalonBay Communities, Inc.	13,079
742	Brixmor Property Group, Inc.	16,279
3	Brookfield Property REIT, Inc., Class A	57
1,825	Caretrust REIT, Inc.	38,106
936	Columbia Property Trust, Inc.	19,431
58	CoreSite Realty Corp.	6,577
740	Crown Castle International Corp.	98,909
1,692	CubeSmart	52,181
838	Digital Reality Trust, Inc.	101,357
443	Douglas Emmett, Inc.	19,523
1,843	Duke Realty Corp.	64,837
1,147	Empire State Realty Trust, Inc.	16,012
517	Equity Commonwealth	16,983
584	Equity LifeStyle Properties, Inc.	43,263
681	Equity Residential	57,953
30	Essex Property Trust, Inc.	9,365
682	Extra Space Storage, Inc.	72,326
2,952	Host Hotels & Resorts, Inc.	51,630
688	JBG SMITH Properties	27,437
1,193	Lamar Advertising Co.	99,533
452	Lexington Realty Trust	5,008
60	Mid-America Apartment Communities, Inc.	8,167
3,044	Park Hotels & Resorts, Inc.	71,991

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Equity Real Estate Investment Trusts, continued:
597	Prologis, Inc.	$54,655
26	PS Business Parks, Inc.	4,591
359	Public Storage	75,634
129	Realty Income Corp.	9,885
290	RLJ Lodging Trust	4,956
59	Ryman Hospitality Properties, Inc.	5,265
26	SBA Communications Corp.	6,148
144	Simon Property Group, Inc.	21,774
138	SL Green Realty Corp.	11,776
275	The GEO Group, Inc.	3,812
513	Vici Properties, Inc.	12,686
283	Weingarten Realty Investors	9,011
71	Welltower, Inc.	6,004
234	Xenia Hotels & Resorts, Inc.	4,928
		1,252,162
Food & Staples Retailing (0.6%)
275	Costco Wholesale Corp.	82,447
122	Ingles Markets, Inc., Class A	5,422
429	SpartanNash Co.	6,075
223	Sysco Corp.	17,963
605	US Foods Holding Corp.(a)	24,061
148	Walgreens Boots Alliance, Inc.	8,821
1,312	Wal-Mart Stores, Inc.	156,245
		301,034
Food Products (0.8%)
278	General Mills, Inc.	14,823
1,302	Hormel Foods Corp.	57,978
51	John B Sanfilippo & Son, Inc.	4,985
526	Kellogg Co.	34,253
33	Lancaster Colony Corp.	5,215
57	McCormick & Co.	9,647
2,731	Mondelez International, Inc., Class A	143,487
68	The Hershey Co.	10,075
1,361	Tyson Foods, Inc., Class A	122,340
		402,803
Gas Utilities (0.2%)
98	Atmos Energy Corp.	10,482
50	Chesapeake Utilities Corp.	4,557
104	New Jersey Resources Corp.	4,424
51	ONE Gas, Inc.	4,532
1,180	UGI Corp.	51,390
		75,385
Health Care Equipment & Supplies (1.7%)
1,097	Abbott Laboratories	93,739
39	ABIOMED, Inc.(a)	7,651
116	Align Technology, Inc.(a)	32,171
1,232	Baxter International, Inc.	100,986
264	Becton, Dickinson & Co.	68,244
141	Boston Scientific Corp.(a)	6,098
533	Danaher Corp.	77,807
367	Edwards Lifesciences Corp.(a)	89,893
600	Hill-Rom Holdings, Inc.	64,326
1,005	Hologic, Inc.(a)	51,577
1	IDEXX Laboratories, Inc.(a)	252
45	Intuitive Surgical, Inc.(a)	26,681
617	Medtronic PLC	68,728
66	ResMed, Inc.	9,874
61	STERIS PLC	9,220
363	Stryker Corp.	74,364
145	Teleflex, Inc.	51,234
21	The Cooper Cos., Inc.	6,575
		839,420

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Health Care Providers & Services (0.8%)
72	Amedisys, Inc.(a)	$11,733
181	Anthem, Inc.	52,247
94	Chemed Corp.	40,422
571	Covetrus, Inc.(a)	8,171
42	HCA Healthcare, Inc.	5,824
130	Henry Schein, Inc.(a)	8,957
39	LHC Group, Inc.(a)	5,203
184	Molina Healthcare, Inc.(a)	24,932
73	National Research Corp.	4,709
47	Pennant Group, Inc.(a)	1,101
197	Premier, Inc., Class A(a)	7,001
90	Quest Diagnostics, Inc.	9,590
331	RadNet, Inc.(a)	6,342
292	Select Medical Holdings Corp.(a)	6,456
94	The Ensign Group, Inc.	4,082
718	UnitedHealth Group, Inc.	200,947
43	Universal Health Services, Inc., Class B	5,998
		403,715
Health Care Technology (0.1%)
365	Veeva Systems, Inc.(a)	54,451
Hotels, Restaurants & Leisure (1.4%)
281	Bloomin’ Brands, Inc.	6,758
299	Carnival Corp.	13,479
775	Darden Restaurants, Inc.	91,791
391	Dunkin’ Brands Group, Inc.	29,931
990	Hilton Worldwide Holdings, Inc.	103,950
107	Hyatt Hotels Corp., Class A	8,646
120	Marriott International, Inc., Class A	16,843
414	McDonald’s Corp.	80,515
1,207	Six Flags Entertainment Corp.	52,480
2,263	Starbucks Corp.	193,327
2,497	Wendy’s Co. (The)	53,536
259	Yum! Brands, Inc.	26,074
		677,330
Household Durables (0.1%)
503	Garmin, Ltd.	49,138
Household Products (1.0%)
177	Central Garden & Pet Co.(a)	4,669
502	Church & Dwight Co., Inc.	35,260
949	Colgate-Palmolive Co.	64,361
160	Kimberly-Clark Corp.	21,814
893	The Clorox Co.	132,369
1,812	The Procter & Gamble Co.	221,174
		479,647
Independent Power and Renewable Electricity Producers (0.0%)
869	AES Corp.	16,433
Industrial Conglomerates (0.7%)
1,026	3M Co.	174,184
61	Carlisle Cos., Inc.	9,515
582	Honeywell International, Inc.	103,916
85	Roper Technologies, Inc.	30,631
		318,246
Insurance (1.6%)
345	Aflac, Inc.	18,920
192	AON PLC	39,093
86	Arthur J. Gallagher & Co.	8,021
744	Assured Guaranty, Ltd.	36,940
191	Athene Holdings, Ltd.(a)	8,599
1,014	Brighthouse Financial, Inc.(a)	41,736
213	Chubb, Ltd.	32,265
223	Cincinnati Financial Corp.	23,872
171	Erie Indemnity Co., Class A	28,950

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Insurance, continued:
1,324	FNF Group	$63,062
332	Lincoln National Corp.	19,605
327	Marsh & McLennan Cos., Inc.	35,339
199	National General Holdings Corp.	4,237
197	Principal Financial Group, Inc.	10,855
456	Prudential Financial, Inc.	42,691
692	The Allstate Corp.	77,054
148	The Hanover Insurance Group, Inc.	20,118
435	The Hartford Financial Services Group, Inc.	26,909
1,042	The Progressive Corp.	76,118
355	Travelers Companies, Inc.	48,536
194	Universal Insurance Holdings, Inc.	5,645
1,553	Unum Group	47,739
55	Willis Towers Watson PLC	10,804
		727,108
Interactive Media & Services (1.3%)
95	Alphabet, Inc., Class A(a)	123,889
131	Alphabet, Inc., Class C(a)	170,950
971	Facebook, Inc., Class A(a)	195,792
86	IAC/InterActiveCorp.(a)	19,152
1,149	Match Group, Inc.	80,982
819	QuinStreet, Inc.(a)	12,891
275	TripAdvisor, Inc.	7,810
374	Twitter, Inc.(a)	11,560
140	Yelp, Inc.(a)	4,855
		627,881
Internet & Direct Marketing Retail (0.7%)
133	Amazon.com, Inc.(a)	239,506
26	Booking Holdings, Inc.(a)	49,505
578	eBay, Inc.	20,531
613	Etsy, Inc.(a)	26,598
141	Expedia, Inc.	14,334
		350,474
IT Services (2.8%)
299	Accenture PLC, Class A	60,147
276	Automatic Data Processing, Inc.	47,135
524	Booz Allen Hamilton Holding Corp.	38,126
174	Broadridge Financial Solutions, Inc.	21,526
215	Cognizant Technology Solutions Corp., Class A	13,784
142	CoreLogic, Inc.(a)	5,883
89	CSG Systems International, Inc.	5,090
153	Fidelity National Information Services, Inc.	21,137
1,717	Fiserv, Inc.(a)	199,583
40	FleetCor Technologies, Inc.(a)	12,277
440	Global Payments, Inc.	79,684
444	International Business Machine Corp.	59,696
108	Jack Henry & Associates, Inc.	16,410
151	Leidos Holdings, Inc.	13,717
794	MasterCard, Inc., Class A	232,030
51	Okta, Inc.(a)	6,619
313	Paychex, Inc.	26,956
592	Paypal Holdings, Inc.(a)	63,942
567	The Western Union Co.	15,241
102	TTEC Holdings, Inc.	4,685
1,016	VeriSign, Inc.(a)	193,792
1,131	Visa, Inc., Class A	208,680
		1,346,140
Leisure Products (0.1%)
377	Hasbro, Inc.	38,341

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Leisure Products, continued:
166	YETI Holdings, Inc.(a)	$5,282
		43,623
Life Sciences Tools & Services (0.7%)
808	Agilent Technologies, Inc.	65,262
5	Bruker Corp.	256
209	Charles River Laboratories International, Inc.(a)	30,357
31	Illumina, Inc.(a)	9,944
262	Iqvia Holdings, Inc.(a)	38,247
93	Mettler-Toledo International, Inc.(a)	66,905
167	PRA Health Sciences, Inc.(a)	18,171
274	Thermo Fisher Scientific, Inc.	86,022
186	Waters Corp.(a)	41,305
		356,469
Machinery (0.7%)
1,751	Allison Transmission Holdings, Inc.	84,748
144	Crane Co.	11,962
105	DMC Global, Inc.	4,839
933	Fortive Corp.	67,335
415	Graco, Inc.	20,049
251	IDEX Corp.	40,848
271	Illinois Tool Works, Inc.	47,243
112	Ingersoll-Rand PLC	14,684
163	ITT, Inc.	11,374
277	Meritor, Inc.(a)	6,994
124	PACCAR, Inc.	10,090
437	The Timken Co.	22,982
344	The Toro Co.	26,894
		370,042
Media (0.5%)
41	Cable One, Inc.	62,934
941	CBS Corp., Class B	37,998
883	Comcast Corp., Class A	38,984
347	Cumulus Media, Inc., Class A(a)	6,017
406	Discovery Communications, Inc., Class A(a)	13,374
639	Fox Corp., Class A	22,851
211	GCI Liberty, Inc., Class A(a)	14,979
315	Gray Television, Inc.(a)	6,376
329	Msg Networks, Inc., Class A(a)	5,343
102	Omnicom Group, Inc.	8,107
162	Saga Communications, Inc., Class A	4,980
197	TechTarget, Inc.(a)	5,224
		227,167
Metals & Mining (0.2%)
511	Alcoa Corp.(a)	10,399
316	Reliance Steel & Aluminum Co.	37,282
209	Schnitzer Steel Industries, Inc.	4,504
1,619	Steel Dynamics, Inc.	54,608
		106,793
Mortgage Real Estate Investment Trusts (0.1%)
1,193	AGNC Investment Corp.	20,663
1,064	Annaly Capital Management, Inc.	9,927
		30,590
Multiline Retail (0.2%)
334	Dollar General Corp.	52,559
114	Dollar Tree, Inc.(a)	10,426
243	Kohl’s Corp.	11,423
160	Target Corp.	20,002
		94,410
Multi-Utilities (0.3%)
61	Black Hills Corp.	4,671

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Multi-Utilities, continued:
1,212	CenterPoint Energy, Inc.	$29,767
99	Consolidated Edison, Inc.	8,602
57	DTE Energy Co.	7,122
437	MDU Resources Group, Inc.	12,690
65	NorthWestern Corp.	4,652
720	Public Service Enterprise Group, Inc.	42,703
45	Sempra Energy	6,627
492	WEC Energy Group, Inc.	43,616
		160,450
Oil, Gas & Consumable Fuels (1.5%)
3,930	Cabot Oil & Gas Corp.	62,644
542	Chevron Corp.	63,484
1,170	ConocoPhillips	70,130
1,138	Continental Resources, Inc.	35,141
242	CVR Energy, Inc.	10,500
145	Delek US Holdings, Inc.	4,975
4,518	Devon Energy Corp.	98,900
541	EOG Resources, Inc.	38,357
412	Equitrans Midstream Corp.	4,108
830	Exxon Mobil Corp.	56,548
531	HollyFrontier Corp.	27,373
409	Murphy Oil Corp.	9,411
96	NACCO Industries, Inc., Class A	4,522
291	Noble Energy, Inc.	6,041
560	Occidental Petroleum Corp.	21,599
615	ONEOK, Inc.	43,696
1,210	PBF Energy, Inc.	37,873
248	Pioneer Natural Resources Co.	31,704
880	TOTAL SA ADR	46,235
496	Valero Energy Corp.	47,363
		720,604
Paper & Forest Products (0.0%)
321	Domtar Corp.	11,980
Personal Products (0.1%)
48	Medifast, Inc.	4,220
101	The Estee Lauder Cos., Inc., Class A	19,742
70	USANA Health Sciences, Inc.(a)	5,152
		29,114
Pharmaceuticals (2.0%)
1,078	Bristol-Myers Squibb Co.	61,381
515	Elanco Animal Health, Inc.(a)	14,271
414	Innoviva, Inc.(a)	5,581
2,784	Johnson & Johnson	382,772
1,782	Merck & Co., Inc.	155,355
5,722	Pfizer, Inc.	220,411
842	Zoetis, Inc.	101,478
		941,249
Professional Services (0.1%)
135	IHS Markit, Ltd.(a)	9,808
143	Kforce, Inc.	5,651
166	ManpowerGroup, Inc.	15,378
244	Robert Half International, Inc.	14,201
74	Verisk Analytics, Inc., Class A	10,914
		55,952
Real Estate Management & Development (0.1%)
443	CBRE Group, Inc., Class A(a)	25,260
74	Consolidated-Tomoka Land Co.	4,639
184	Re/MAX Holdings, Inc.	7,056
202	The RMR Group, Inc., Class A	9,488
		46,443
Road & Rail (0.3%)
281	Old Dominion Freight Line, Inc.	53,837

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Road & Rail, continued:
113	Ryder System, Inc.	$5,931
302	Schneider National, Inc., Class B	6,871
379	Union Pacific Corp.	66,700
		133,339
Semiconductors & Semiconductor Equipment (1.6%)
1,092	Advanced Micro Devices, Inc.(a)	42,752
189	Applied Materials, Inc.	10,943
389	Broadcom, Inc.	123,005
89	Cirrus Logic, Inc.(a)	6,381
377	Cree, Inc.(a)	16,667
129	Diodes, Inc.(a)	5,952
391	First Solar, Inc.(a)	21,599
812	Intel Corp.	47,137
67	KLA-Tencor Corp.	10,979
807	Lam Research Corp.	215,331
699	Maxim Integrated Products, Inc.	39,612
1,141	Micron Technology, Inc.(a)	54,209
71	NVIDIA Corp.	15,389
169	Onto Innovation, Inc.(a)	5,672
636	QUALCOMM, Inc.	53,138
832	Texas Instruments, Inc.	100,015
67	Xilinx, Inc.	6,216
		774,997
Software (3.5%)
451	Adobe Systems, Inc.(a)	139,598
100	Alarm.com Holdings, Inc.(a)	4,362
1,841	Cadence Design Systems, Inc.(a)	129,330
549	Citrix Systems, Inc.	61,933
81	Elastic NV(a)	6,432
1,445	Fortinet, Inc.(a)	151,884
384	Intuit, Inc.	99,414
431	Manhattan Associates, Inc.(a)	35,993
5,589	Microsoft Corp.	846,062
890	Oracle Corp.	49,965
124	Progress Software Corp.	5,209
90	Proofpoint, Inc.(a)	10,682
58	Qualys, Inc.(a)	5,076
249	Salesforce.com, Inc.(a)	40,560
318	SolarWinds Corp.(a)	6,150
164	Workday, Inc.(a)	29,376
		1,622,026
Specialty Retail (1.0%)
56	Advance Auto Parts, Inc.	8,796
28	AutoZone, Inc.(a)	32,982
71	Burlington Stores, Inc.(a)	15,975
130	Genesco, Inc.(a)	4,828
466	Lowe’s Cos., Inc.	54,666
199	O’Reilly Automotive, Inc.(a)	88,014
408	Ross Stores, Inc.	47,389
153	Shoe Carnival, Inc.	5,432
111	Sleep Number Corp.(a)	5,358
727	The Home Depot, Inc.	160,312
572	The TJX Cos., Inc.	34,966
61	Ulta Beauty, Inc.(a)	14,265
29	Winmark Corp.	5,133
		478,116
Technology Hardware, Storage & Peripherals (2.2%)
3,741	Apple, Inc.	999,782
130	Dell Technologies, Inc., Class C(a)	6,304
1,578	HP, Inc.	31,686
243	NCR Corp.(a)	7,978

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Technology Hardware, Storage & Peripherals, continued:
178	NetApp, Inc.	$10,785
		1,056,535
Textiles, Apparel & Luxury Goods (0.4%)
66	Columbia Sportswear Co.	6,105
32	Deckers Outdoor Corp.(a)	5,382
651	NIKE, Inc., Class B	60,862
67	Oxford Industries, Inc.	4,986
130	Ralph Lauren Corp.	13,954
872	VF Corp.	77,207
		168,496
Thrifts & Mortgage Finance (0.1%)
771	New York Community Bancorp, Inc.	9,190
2,789	Oritani Financial Corp.	51,875
209	Radian Group, Inc.	5,401
		66,466
Tobacco (0.2%)
1,353	Altria Group, Inc.	67,245
137	Philip Morris International, Inc.	11,361
		78,606
Trading Companies & Distributors (0.4%)
606	Fastenal Co.	21,525
1,490	H&E Equipment Services, Inc.	49,170
1,288	HD Supply Holdings, Inc.(a)	51,288
792	MSC Industrial Direct Co., Inc., Class A	58,141
71	Watsco, Inc.	12,636
		192,760
Water Utilities (0.0%)
51	American States Water Co.	4,350
151	American Water Works Co., Inc.	18,275
		22,625
Wireless Telecommunication Services (0.0%)
275	T-Mobile US, Inc.(a)	21,601
Total Common Stocks		23,022,909

Right (0.0%)
329	Bristol-Myers Squibb Co.(a)	707

Total Right		707

Asset Backed Securities (2.0%)
$201,232	AccessLex Institute, Series 2007-1, Class C, 2.34% (US0003M + 40 bps), 10/25/35*	175,685
144,194	Saxon Asset Securities Trust, Series 2003-3, Class A5, 4.67%, 12/25/33*(b)	145,997
210,000	SLM Student Loan Trust, Series 2012-7, Class B, 3.51% (US0001M + 180 bps), 9/25/43*	202,185
198,500	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44*(c)	209,075
89,164	UBS Commercial Mortgage Trust, Series 2018-C10, Class A1, 3.18%, 5/15/51	90,643
147,375	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(c)	152,406
Total Asset Backed Securities		975,991

Mortgage Backed Securities† (14.7%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.3%)
186,330	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 3.65%, 4/25/37*(b)	161,980

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$2,530	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32% (US0003M + 119 bps), 10/25/33*	$2,545
		164,525
Alt-A - Fixed Rate Mortgage Backed Securities (1.3%)
49,050	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35*	49,920
64,079	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37*	63,699
23,768	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35*	18,941
30,852	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	29,867
11,107	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37*	9,340
18,545	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	18,962
104	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34*	104
74,860	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.18%, 6/25/36*(b)	72,514
5,330	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	5,690
34,081	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34*	35,282
79,835	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	87,367
29,291	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35*(b)	30,068
19,239	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 5.48%, 5/25/35*(b)	14,873
148,616	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(b)	54,791
10,008	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	9,520
61,586	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	54,175
38,159	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	26,788
40,410	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35*	39,389
		621,290
Prime Adjustable Rate Mortgage Backed Securities (0.4%)
8,720	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.94%, 9/25/34*(b)	8,443

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$8,280	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.80%, 7/25/37*(b)	$7,507
172,727	JPMorgan Mortgage Trust, Series 2014-5, Class A1, 2.98%, 10/25/29*(b)(c)	174,132
		190,082
Prime Fixed Mortgage Backed Securities (3.7%)
195,407	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35*(b)	147,693
22,331	Banc of America Funding Trust, Series 2006-4, Class A14, 6.00%, 7/25/36*	21,291
13,402	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 4.27%, 5/25/35*(b)	13,447
97,047	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34*	105,852
158,969	COLT Mortgage Loan Trust, Series 2018-2, Class A1, 3.47%, 7/27/48*(b)(c)	159,529
33,419	Countrywide Home Loans, Series 2005-22, Class 2A1, 3.63%, 11/25/35*(b)	30,283
28,852	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	29,227
33,376	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	24,190
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35*	40,301
24,739	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36*	11,874
215,000	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49*(b)(c)	217,293
79,702	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56*(b)(c)	80,918
198,898	JPMorgan Mortgage Trust, Series 2017-4, Class A6, 3.00%, 11/25/48*(b)(c)	199,908
16,162	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36*	16,681
155,288	Onslow Bay Financial LLC, Series 2018-EXP2, Class 1A1, 4.00%, 11/25/48*(b)(c)	156,813
157,848	PSMC Trust, Series 2018-2, Class A3, 3.50%, 6/25/48(b)(c)	159,680
16,539	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31*	17,739
76,903	Sequoia Mortgage Trust, Series 2017-CH1, Class A11, 3.50%, 8/25/47*(b)(c)	77,150
143,796	Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.50%, 3/25/48*(b)(c)	146,273
102,271	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.00%, 11/25/48*(b)(c)	103,318
429	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	443
		1,759,903

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Subprime Mortgage Backed Securities (1.1%)
$209,966	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.75%, 7/25/59*(b)(c)	$211,208
117,231	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(b)(c)	118,180
70,850	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(b)(c)	71,600
134,823	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(b)(c)	136,929
		537,917
U.S. Government Agency Mortgage Backed Securities (7.9%)
70,313	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	68,683
66,551	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	66,784
86,977	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	86,353
159,737	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	158,241
100,759	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	100,818
165,469	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	165,781
12,240	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	12,382
145,055	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	145,972
115,777	Fannie Mae, Series 2017-43, Class PA, 2.50%, 6/25/47	118,132
194,162	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	201,354
119,252	Fannie Mae, Series 2010-99, Class JU, 3.00%, 8/25/40	122,123
39,262	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	40,305
8,057	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	8,082
128,614	Fannie Mae, Series 2015-46, Class MD, 3.00%, 5/25/43	131,531
123,792	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	127,765
199,253	Fannie Mae, Series 18-70, Class KA, 3.50%, 3/25/43	201,332
211,838	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	231,158
188,563	Fannie Mae, Series 2018-M13, Class A1, 3.82%, 3/25/30(b)	208,442
26,950	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	28,104
14,354	Fannie Mae, 4.50%, 4/1/35, Pool #814522	15,541
13,118	Fannie Mae, 5.50%, 10/1/35, Pool #838584	14,128
1,119	Fannie Mae, 6.00%, 5/1/35, Pool #357778	1,249
3,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	3,313
66,315	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	66,843

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$59,382	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	$59,019
68,656	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	69,416
103,828	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	104,798
93,516	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	94,199
126,489	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	131,026
85,942	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	87,944
105,241	Freddie Mac, Series 4486, Class PA, 3.00%, 3/15/44	108,469
163,271	Freddie Mac, Series 4668, Class KA, 3.00%, 1/15/55	168,579
9,582	Freddie Mac, 3.65% (H15T1Y + 172 bps), 6/1/28, Pool #605508	9,639
1,165	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	1,307
12,404	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22*	13,055
140,867	Freddie Mac Pass-Through Certificates, Series KJ17, Class A1, 2.40%, 10/25/24	143,069
17,595	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	17,583
73,169	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	71,249
140,499	Government National Mortgage Assoc., Series 2016-141, Class PA, 2.25%, 8/20/46	140,198
191,082	Government National Mortgage Assoc., Series 2019-85, Class MP, 3.50%, 6/20/49	196,437
766	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	835
38,370	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	41,701
4,690	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	5,058
		3,787,997
Total Mortgage Backed Securities		7,061,714

Corporate Bonds (7.6%)
Banks (1.4%)
440,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	457,354
250,000	Wells Fargo & Co., 3.00%, 10/23/26	257,019
		714,373
Beverages (0.4%)
155,000	Keurig Dr Pepper, Inc., 4.42%, 5/25/25, Callable 3/25/25 @ 100 *	169,138
Capital Markets (0.8%)
250,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	260,904
185,070	Preferred Term Securities XX, Class B2, 2.57% (US0003M + 45 bps), 3/22/38, Callable 1/9/20 @ 100 *(c)	135,101
		396,005

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Diversified Financial Services (0.7%)
$325,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	$331,795
Diversified Telecommunication Services (0.7%)
270,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100 *	321,191
Electric Utilities (0.5%)
250,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	259,304
Food Products (1.0%)
175,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100 *	185,553
250,000	Conagra Brands, Inc., 4.85%, 11/1/28, Callable 8/1/28 @ 100 *	283,932
		469,485
Hotels, Restaurants & Leisure (0.2%)
85,000	Royal Caribbean Cruises, 5.25%, 11/15/22	92,127
Industrial Conglomerates (0.5%)
230,000	General Electric Co., 3.10%, 1/9/23	235,350
Insurance (0.4%)
200,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (c)	203,451
Multiline Retail (0.5%)
220,000	Macys Retail Holdings, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100 *	217,309
Technology Hardware, Storage & Peripherals (0.5%)
225,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	238,701
Total Corporate Bonds		3,648,229

Taxable Municipal Bonds (4.4%)
Illinois (0.9%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds Revenue, 6.29%, 1/1/21, Continuously Callable @100	150,441
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	300,000
		450,441
Michigan (0.9%)
240,000	County of Jackson Michigan, GO, 3.73%, 12/1/30, Continuously Callable @100	259,325
210,000	Houghton-Portage Township School District, GO, Series B, 2.70%, 5/1/25, Insured by: Q-SBLF	214,490
		473,815
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds Revenue, 7.50%, 10/1/39, Continuously Callable @100	100,356
Ohio (0.7%)
330,000	County of Cuyahoga Ohio Revenue, 3.48%, 7/1/32, Continuously Callable @100	352,275
Rhode Island (0.5%)
225,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	234,101

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Texas (0.9%)
$360,000	County of Burnet Texas, GO, 4.20%, 3/1/34, Continuously Callable @100	$378,770
Wisconsin (0.3%)
140,000	Wisconsin State, Build America Bonds, GO, Series D, 5.10%, 5/1/41, Continuously Callable @100	145,243
Total Taxable Municipal Bonds		2,135,001

U.S. Government Agency Securities (2.2%)
Fannie Mae
185,000	2.50%, 12/27/32, Callable 12/27/19 @ 100 *(b)	184,173
Federal Farm Credit Bank
225,000	2.25%, 11/26/24, Callable 12/16/19 @ 100 *	222,704
225,000	2.34%, 5/27/25, Callable 12/16/19 @ 100 *	224,855
		447,559
Federal Home Loan Bank
200,000	2.67%, 3/5/29, Callable 12/16/19 @ 100 *	199,388
Freddie Mac
213,008	Series 4683, 3.00%, 4/15/46	216,232
3,391	Series 2302, 6.50%, 4/15/31	3,772
		220,004
Total U.S. Government Agency Securities		1,051,124

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations (13.2%)
U.S. Treasury Bonds
$2,405,000	2.25%, 8/15/46	$2,422,850
U.S. Treasury Inflation Indexed Notes
835,860	0.38%, 7/15/25	846,771
U.S. Treasury Notes
1,367,000	1.38%, 10/15/22	1,358,029
425,000	2.00%, 4/30/24	431,674
425,000	2.25%, 2/29/20	425,531
804,000	2.25%, 2/15/27	832,360
		3,047,594
Total U.S. Treasury Obligations		6,317,215

Investment Companies (4.1%)
17,930	iShares MSCI EAFE Index Fund ETF	1,222,468
17,845	iShares MSCI Emerging Markets Index Fund ETF	759,126
Total Investment Companies		1,981,594

Investment in Affiliates (3.5%)
1,161,025	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.39%(d)	1,161,025
73,409	Cavanal Hill World Energy Fund, Institutional Class	515,788
Total Investment in Affiliates		1,676,813

Total Investments (Cost $38,048,892) - 99.7%		47,871,297
Other assets in excess of liabilities — 0.3%		140,999
Net Assets - 100.0%		$48,012,296

(a)	Non-income producing security.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2019.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MAC	Municipal Assurance Corporation
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments

November 30, 2019

(Unaudited)

Shares	Security Description	Value

Common Stocks (93.2%)
Aerospace & Defense (2.7%)
123	L3Harris Technologies, Inc.	$24,734
141	Spirit AeroSystems Holdings, Inc., Class A	12,266
		37,000
Air Freight & Logistics (0.2%)
33	Expeditors International of Washington, Inc.	2,467
Airlines (0.3%)
50	United Airlines Holdings, Inc.(a)	4,640
Auto Components (1.2%)
339	Gentex Corp.	9,628
52	Lear Corp.	6,256
		15,884
Banks (3.3%)
50	Comerica, Inc.	3,521
147	Commerce Bancshares, Inc.	9,852
88	Cullen/Frost Bankers, Inc.	8,233
122	East West Bancorp, Inc.	5,590
7	First Citizens Bancshares, Inc.	3,639
31	SVB Financial Group(a)	7,184
131	Western Alliance Bancorp	6,833
		44,852
Biotechnology (1.0%)
487	Exelixis, Inc.(a)	8,099
276	Moderna, Inc.(a)	5,619
		13,718
Building Products (1.5%)
92	Allegion PLC	11,043
36	Lennox International, Inc.	9,211
		20,254
Capital Markets (3.6%)
57	Eaton Vance Corp.	2,689
12	FactSet Research Systems, Inc.	3,116
117	LPL Financial Holdings, Inc.	10,805
82	MSCI, Inc., Class A	21,253
80	Nasdaq, Inc.	8,384
38	SEI Investments Co.	2,452
		48,699
Chemicals (0.8%)
210	Axalta Coating Systems, Ltd.(a)	5,979
36	RPM International, Inc.	2,654
42	Westlake Chemical Corp.	2,885
		11,518
Commercial Services & Supplies (1.8%)
80	Cintas Corp.	20,565
84	IAA, Inc.(a)	3,808
		24,373
Communications Equipment (1.0%)
72	Arista Networks, Inc.(a)	14,049
Consumer Finance (0.3%)
11	Credit Acceptance Corp.(a)	4,735
Containers & Packaging (2.1%)
42	AptarGroup, Inc.	4,709
196	Berry Global Group, Inc.(a)	9,151
131	Packaging Corp. of America	14,659
		28,519
Distributors (0.4%)
26	Pool Corp.	5,368
Diversified Consumer Services (0.9%)
36	Bright Horizons Family Solutions, Inc.(a)	5,419
190	ServiceMaster Global Holdings, Inc.(a)	7,446
		12,865

Shares	Security Description	Value

Common Stocks, continued:
Diversified Financial Services (0.7%)
163	Voya Financial, Inc.	$9,500
Electric Utilities (1.8%)
293	OGE Energy Corp.	12,323
358	PPL Corp.	12,183
		24,506
Electrical Equipment (0.2%)
41	Regal-Beloit Corp.	3,351
Electronic Equipment, Instruments & Components (1.6%)
162	CDW Corp.	21,878
Energy Equipment & Services (1.1%)
83	Apergy Corp.(a)	2,120
331	Helmerich & Payne, Inc.	13,084
		15,204
Entertainment (1.5%)
163	Take-Two Interactive Software(a)	19,780
Equity Real Estate Investment Trusts (9.3%)
344	American Homes 4 Rent, Class A	9,188
93	Apartment Investment & Management Co.	5,001
177	Columbia Property Trust, Inc.	3,675
16	CoreSite Realty Corp.	1,814
467	CubeSmart	14,402
122	Douglas Emmett, Inc.	5,377
427	Duke Realty Corp.	15,022
205	Empire State Realty Trust, Inc.	2,862
91	Equity Commonwealth	2,989
161	Equity LifeStyle Properties, Inc.	11,927
166	Extra Space Storage, Inc.	17,604
549	Host Hotels & Resorts, Inc.	9,602
78	JBG SMITH Properties	3,111
75	Lamar Advertising Co.	6,257
451	Park Hotels & Resorts, Inc.	10,666
38	SL Green Realty Corp.	3,243
20	Welltower, Inc.	1,691
		124,431
Food & Staples Retailing (0.3%)
111	US Foods Holding Corp.(a)	4,414
Food Products (2.0%)
309	Hormel Foods Corp.	13,759
48	Kellogg Co.	3,126
121	Tyson Foods, Inc., Class A	10,877
		27,762
Gas Utilities (0.8%)
260	UGI Corp.	11,323
Health Care Equipment & Supplies (3.2%)
32	Align Technology, Inc.(a)	8,875
60	Hill-Rom Holdings, Inc.	6,433
276	Hologic, Inc.(a)	14,163
40	Teleflex, Inc.	14,134
		43,605
Health Care Providers & Services (1.3%)
13	Chemed Corp.	5,590
36	Henry Schein, Inc.(a)	2,480
51	Molina Healthcare, Inc.(a)	6,911
25	Quest Diagnostics, Inc.	2,664
		17,645
Health Care Technology (1.0%)
87	Veeva Systems, Inc.(a)	12,979
Hotels, Restaurants & Leisure (3.5%)
104	Darden Restaurants, Inc.	12,318
53	Dunkin’ Brands Group, Inc.	4,057
273	Hilton Worldwide Holdings, Inc.	28,665

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Hotels, Restaurants & Leisure, continued:
57	Six Flags Entertainment Corp.	$2,478
		47,518
Household Products (0.8%)
107	Church & Dwight Co., Inc.	7,515
25	The Clorox Co.	3,706
		11,221
Independent Power and Renewable Electricity Producers (0.3%)
240	AES Corp.	4,538
Insurance (5.1%)
155	Assured Guaranty, Ltd.	7,696
280	Brighthouse Financial, Inc.(a)	11,525
61	Cincinnati Financial Corp.	6,530
38	Erie Indemnity Co., Class A	6,433
197	FNF Group	9,383
35	Lincoln National Corp.	2,067
54	Principal Financial Group, Inc.	2,975
41	The Hanover Insurance Group, Inc.	5,573
62	The Hartford Financial Services Group, Inc.	3,835
428	Unum Group	13,158
		69,175
Interactive Media & Services (1.3%)
206	Match Group, Inc.	14,519
103	Twitter, Inc.(a)	3,184
		17,703
Internet & Direct Marketing Retail (0.8%)
169	Etsy, Inc.(a)	7,333
39	Expedia, Inc.	3,965
		11,298
IT Services (6.0%)
283	Fiserv, Inc.(a)	32,896
104	Global Payments, Inc.	18,834
146	VeriSign, Inc.(a)	27,848
		79,578
Leisure Products (0.6%)
83	Hasbro, Inc.	8,441
Life Sciences Tools & Services (2.1%)
76	Agilent Technologies, Inc.	6,139
36	Charles River Laboratories International, Inc.(a)	5,229
11	Mettler-Toledo International, Inc.(a)	7,914
41	Waters Corp.(a)	9,104
		28,386
Machinery (3.1%)
331	Allison Transmission Holdings, Inc.	16,021
40	Crane Co.	3,323
115	Graco, Inc.	5,556
18	IDEX Corp.	2,929
121	The Timken Co.	6,363
95	The Toro Co.	7,427
		41,619
Media (1.5%)
8	Cable One, Inc.	12,280
217	CBS Corp., Class B	8,762
		21,042
Metals & Mining (1.4%)
36	Reliance Steel & Aluminum Co.	4,247
447	Steel Dynamics, Inc.	15,078
		19,325
Mortgage Real Estate Investment Trusts (0.6%)
329	AGNC Investment Corp.	5,698
294	Annaly Capital Management, Inc.	2,743
		8,441

Shares	Security Description	Value

Common Stocks, continued:
Multiline Retail (0.5%)
29	Dollar General Corp.	$4,564
31	Dollar Tree, Inc.(a)	2,835
		7,399
Multi-Utilities (1.9%)
119	CenterPoint Energy, Inc.	2,923
121	MDU Resources Group, Inc.	3,514
148	Public Service Enterprise Group, Inc.	8,778
12	Sempra Energy	1,767
94	WEC Energy Group, Inc.	8,333
		25,315
Oil, Gas & Consumable Fuels (3.5%)
702	Cabot Oil & Gas Corp.	11,191
314	Continental Resources, Inc.	9,696
238	Devon Energy Corp.	5,210
44	HollyFrontier Corp.	2,268
113	Murphy Oil Corp.	2,600
89	ONEOK, Inc.	6,323
333	PBF Energy, Inc.	10,423
		47,711
Paper & Forest Products (0.2%)
89	Domtar Corp.	3,321
Professional Services (0.3%)
67	Robert Half International, Inc.	3,899
Real Estate Management & Development (0.5%)
122	CBRE Group, Inc., Class A(a)	6,956
Road & Rail (1.1%)
78	Old Dominion Freight Line, Inc.	14,944
Semiconductors & Semiconductor Equipment (3.3%)
109	Advanced Micro Devices, Inc.(a)	4,267
108	First Solar, Inc.(a)	5,966
130	Lam Research Corp.	34,688
		44,921
Software (5.4%)
406	Cadence Design Systems, Inc.(a)	28,521
96	Citrix Systems, Inc.	10,830
245	Fortinet, Inc.(a)	25,752
80	Manhattan Associates, Inc.(a)	6,681
		71,784
Specialty Retail (1.6%)
3	AutoZone, Inc.(a)	3,534
19	Burlington Stores, Inc.(a)	4,275
23	O’Reilly Automotive, Inc.(a)	10,172
17	Ulta Beauty, Inc.(a)	3,976
		21,957
Textiles, Apparel & Luxury Goods (0.3%)
36	Ralph Lauren Corp.	3,864
Trading Companies & Distributors (1.2%)
210	HD Supply Holdings, Inc.(a)	8,363
57	MSC Industrial Direct Co., Inc., Class A	4,184
20	Watsco, Inc.	3,559
		16,106
Water Utilities (0.4%)
42	American Water Works Co., Inc.	5,083
Total Common Stocks		1,266,864

Investment in Affiliates (3.6%)
48,731	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.39%(b)	48,731
Total Investment in Affiliates		48,731

Total Investments (Cost $1,092,316) - 96.8%		1,315,595
Other assets in excess of liabilities — 3.2%		44,174
Net Assets - 100.0%		$1,359,769

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2019.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (53.4%)
Aerospace & Defense (4.2%)
28,355	Kratos Defense & Security Solutions, Inc.(a)	$512,091
2,110	Northrop Grumman Corp.	742,235
805	The Boeing Co.	294,775
		1,549,101
Airlines (2.1%)
13,735	Delta Air Lines, Inc.	787,153
Banks (4.7%)
17,625	Bank of America Corp.	587,265
7,645	Citigroup, Inc.	574,292
10,820	Wells Fargo & Co.	589,258
		1,750,815
Biotechnology (3.3%)
6,000	BioMarin Pharmaceutical, Inc.(a)	484,260
6,520	Sarepta Therapeutics, Inc.(a)	733,435
		1,217,695
Commercial Services & Supplies (7.2%)
30,265	Advanced Disposal Services, Inc., Class I(a)	997,232
117,022	Covanta Holding Corp.	1,721,394
		2,718,626
Communications Equipment (7.5%)
18,930	Acacia Communications, Inc.(a)	1,261,495
3,935	Palo Alto Networks, Inc.(a)	894,111
28,000	Radware, Ltd.(a)	674,520
		2,830,126
Diversified Telecommunication Services (1.6%)
16,181	AT&T, Inc.	604,846
Electrical Equipment (1.7%)
25,300	nVent Electric PLC	625,163
Electronic Equipment, Instruments & Components (3.7%)
24,830	Corning, Inc.	721,063
12,345	FLIR Systems, Inc.	661,198
		1,382,261
Industrial Conglomerates (1.3%)
2,790	3M Co.	473,658
Interactive Media & Services (2.9%)
69,900	Snap, Inc., Class A(a)	1,065,975
Internet & Direct Marketing Retail (1.4%)
280	Amazon.com, Inc.(a)	504,224
Life Sciences Tools & Services (2.6%)
189,236	Pacific Biosciences of California, Inc.(a)	972,673
Oil, Gas & Consumable Fuels (1.2%)
7,330	Marathon Petroleum Corp.	444,491
Pharmaceuticals (1.3%)
157,111	MediWound, Ltd.(a)	471,333
Semiconductors & Semiconductor Equipment (3.7%)
72,788	Everspin Technologies, Inc.(a)	380,681
8,620	Mellanox Technologies, Ltd.(a)	990,438
		1,371,119
Software (3.0%)
22,660	Tenable Holdings, Inc.(a)	615,219
6,510	Zendesk, Inc.(a)	514,290
		1,129,509
Total Common Stocks		19,898,768

Shares or Principal Amount	Security Description	Value

Convertible Preferred Stocks (7.2%)
Chemicals (2.5%)
$18,000	International Flavor & Fragrances, 5.68%,	$931,500
Household Products (4.7%)
16,699	Energizer Holdings, Inc., Series A, 1.15%,	1,747,884
Total Convertible Preferred Stocks		2,679,384

Mortgage Backed Securities† (2.8%)
Prime Fixed Mortgage Backed Securities (2.8%)
1,016,429	Onslow Bay Financial LLC, Series 2018-EXP2, 1A1, 4.00%, 11/25/48*(b)(c)	1,026,412
Total Mortgage Backed Securities		1,026,412

Corporate Bonds (14.2%)
Banks (1.3%)
500,000	Bank of America Corp., Series G, 2.63% (US0003M + 66 bps), 7/21/21, Callable 7/21/20 @ 100 *	501,428
Diversified Financial Services (2.4%)
858,000	BP Capital Markets America, Inc., 4.50%, 10/1/20	875,929
Food & Staples Retailing (2.6%)
981,000	Walmart, Inc., 2.39% (US0003M + 23 bps), 6/23/21	983,868
Machinery (2.4%)
792,000	Wabtec Corp., 4.70%, 9/15/28, Callable 6/15/28 @ 100 *	880,082
Oil, Gas & Consumable Fuels (1.9%)
620,000	HollyFrontier Corp., 5.88%, 4/1/26, Callable 1/1/26 @ 100 *	693,612
Semiconductors & Semiconductor Equipment (3.6%)
1,290,000	Marvell Technology Group, Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100 *	1,357,989
Total Corporate Bonds		5,292,908

U.S. Treasury Obligations (9.7%)
U.S. Treasury Notes
720,000	1.88%, 12/31/19	720,032
720,000	2.25%, 2/29/20	720,900
720,000	2.38%, 4/30/20	722,025
720,000	2.50%, 5/31/20	722,897
720,000	2.50%, 6/30/20	723,459
		3,609,313
Total U.S. Treasury Obligations		3,609,313

Investment Companies (2.6%)

66,035	Direxion Daily S&P 500 Bear 3X Shares ETF	954,866
Total
Investment Companies		954,866

Investment in Affiliates (9.8%)
1,824,123	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.39%(d)	1,824,123
1,824,000	Cavanal Hill U.S. Treasury Fund, Select Shares, 1.42%(d)	1,824,000
Total Investment in Affiliates		3,648,123

Total Investments (Cost $35,923,588) - 99.7%		37,109,774
Other assets in excess of liabilities — 0.3%		119,875
Net Assets - 100%		$37,229,649

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

(a)	Non-income producing security.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2019.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
US0003M	3 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments

November 30, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (87.6%)
Auto Components (3.3%)
7,000	Aptiv PLC	$657,160
Chemicals (6.3%)
9,000	Albemarle Corp.	588,420
10,000	W.R. Grace & Co.	668,300
		1,256,720
Commercial Services & Supplies (4.1%)
56,000	Covanta Holding Corp.	823,760
Electric Utilities (1.2%)
166	ALLETE, Inc.	13,298
690	Duke Energy Corp.	60,837
437	NextEra Energy, Inc.	102,180
93	Otter Tail Corp.	4,572
95	Pinnacle West Capital Corp.	8,302
869	The Southern Co.	53,869
		243,058
Electrical Equipment (0.6%)
4,000	Vestas Wind Systems A/S ADR	126,440
Energy Equipment & Services (4.5%)
2,066	Halliburton Co.	43,365
747	Helmerich & Payne, Inc.	29,529
13,367	Schlumberger, Ltd.	483,885
15,931	Tenaris SA ADR	339,171
		895,950
Gas Utilities (0.3%)
145	Atmos Energy Corp.	15,509
80	Chesapeake Utilities Corp.	7,291
183	National Fuel & Gas Co.	8,239
121	Northwest Natural Holding Co.	8,321
88	ONE Gas, Inc.	7,821
149	Southwest Gas Holdings, Inc.	11,288
129	Spire, Inc.	9,987
		68,456
Household Products (1.5%)
6,000	Energizer Holdings, Inc.	299,340
Independent Power and Renewable Electricity Producers (0.2%)
369	AES Corp.	6,978
341	Atlantica Yield PLC	8,839
294	NRG Energy, Inc.	11,681
185	Ormat Technologies, Inc.	14,217
270	Vistra Energy Corp.	7,163
		48,878
Multi-Utilities (1.9%)
79	Consolidated Edison, Inc.	6,864
1,588	Dominion Resources, Inc.	131,979
110	DTE Energy Co.	13,743
846	MDU Resources Group, Inc.	24,568
1,948	National Grid PLC ADR	111,932
623	Sempra Energy	91,749
46	WEC Energy Group, Inc.	4,078
		384,913
Oil, Gas & Consumable Fuels (51.1%)
9,508	BP PLC ADR	355,790
2,200	Chevron Corp.	257,686
142	CNOOC, Ltd. ADR	20,621
13,356	ConocoPhillips	800,559
20,000	Continental Resources, Inc.	617,600
13,277	Enbridge, Inc.	504,526
9,984	EOG Resources, Inc.	707,866

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
7,135	Exxon Mobil Corp.	$486,108
3,648	Kinder Morgan, Inc.	71,537
45,000	Marathon Oil Corp.	524,250
20,321	Marathon Petroleum Corp.	1,232,265
3,247	Occidental Petroleum Corp.	125,237
7,867	ONEOK, Inc.	558,950
4,429	Pembina Pipeline Corp.	155,015
5,856	Phillips 66	671,800
4,900	Pioneer Natural Resources Co.	626,416
856	Royal Dutch Shell PLC ADR, Class A	49,211
10,703	TC Energy Corp.	545,104
3,787	TOTAL SA ADR	198,969
12,304	Valero Energy Corp.	1,174,909
60,000	WPX Energy, Inc.(a)	590,400
		10,274,819
Road & Rail (2.9%)
20,000	Uber Technologies, Inc.(a)	592,000
Semiconductors & Semiconductor Equipment (7.2%)
35,000	Infineon Technologies AG ADR	746,200
6,000	NXP Semiconductors NV	693,480
		1,439,680
Water Utilities (2.5%)
654	American States Water Co.	55,780
2,516	American Water Works Co., Inc.	304,512
3,022	Aqua America, Inc.	133,784
68	Middlesex Water Co.	4,271
103	SJW Group	7,294
		505,641
Total Common Stocks		17,616,815

Corporate Bonds (8.3%)
Diversified Financial Services (1.1%)
220,000	Total Capital International SA, 2.43%, 1/10/25, Callable 10/10/24 @ 100 *	222,328
Oil, Gas & Consumable Fuels (7.2%)
350,000	Callon Petroleum Co., 6.13%, 10/1/24, Callable 1/9/20 @ 105 *	332,500
325,000	Chevron Corp., 2.95%, 5/16/26, Callable 2/16/26 @ 100 *	341,761
350,000	Exxon Mobil Corp., 2.44%, 8/16/29, Callable 5/16/29 @ 100 *	351,657
200,000	Shell International Finance BV, 2.00%, 11/7/24, Callable 10/7/24 @ 100 *	199,158
200,000	Suncor Energy, Inc., 3.60%, 12/1/24, Callable 9/1/24 @ 100 *	211,227
		1,436,303
Total Corporate Bonds		1,658,631

Investment Companies (1.7%)
17,000	SPDR S&P Oil & Gas Exploration & Production ETF	346,120
Total
Investment Companies		346,120

Investment in Affiliates (1.9%)
377,704	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.39%(b)	377,704
Total Investment in Affiliates		377,704

Total Investments (Cost $18,545,035) - 99.5%		19,999,270
Other assets in excess of liabilities — 0.5%		105,182
Net Assets - 100%		$20,104,452

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Continued

November 30, 2019

(Unaudited)

The Advisor has determined that 45.7% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

1.    Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of November 30, 2019 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Limited Duration Fund:
Cazenovia Creek Funding II LLC, Series 2018-1A, A, 3.56%, 7/15/30	8/22/18	$878,428	$878,515	$884,195
Sun Trust Student Loan Trust, Series 2006-1A, B, 2.21%, 10/28/37	5/26/17 and 4/11/18	930,892	1,014,130	906,435

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

2.    Affiliated Holdings Disclosures:

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending November 30, 2019 is noted below:

Fund	Fair Value 8/31/19	Purchases	Sales	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 11/30/19	Shares as of 11/30/19	Dividend Income	Net Realized Gains/(Losses)
Limited Duration Fund	$5,044,235	$10,983,126	$(11,435,842)	$-	$4,591,519	4,591,519	$18,035	$-
Moderate Duration Fund	1,055,296	3,885,736	(4,025,474)	-	915,558	915,558	3,832	-
Bond Fund	1,405,699	7,858,720	(7,432,403)	-	1,832,016	1,832,016	5,782	-
Strategic Enhanced Yield Fund	766,036	3,231,392	(3,298,798)	-	698,630	698,630	2,882	-
Ultra Short Tax-Free Income Fund	123,186	6,519,908	(6,100,258)	-	542,836	542,836	2,215	-
Active Core Fund	2,249,789	3,262,428	(4,351,192)	-	1,161,025	1,161,025	6,883	-
Mid Cap Core Equity Fund	51,148	115,715	(118,132)	-	48,731	48,731	171	-
Opportunistic Fund	5,329,540	12,345,246	(15,850,663)	-	1,824,123	1,824,123	23,181	-
World Energy Fund	531,505	1,855,598	(2,009,399)	-	377,704	377,704	2,205	-
	$16,556,434	$50,057,869	$(54,622,161)	$-	$11,992,142	11,992,142	$65,186	$-

A summary of the Opportunistic Fund’s investment in an affiliated fund (U.S. Treasury Fund, Institutional Class) for the period ending November 30, 2019 is noted below:

Fund	Fair Value 8/31/19	Purchases	Sales	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 11/30/19	Shares as of 11/30/19	Dividend Income	Net Realized Gains/(Losses)
Opportunistic Fund	$5,329,000	$-	$(5,329,000)	$-	$-	-	$5,187	$-
	$5,329,000	$-	$(5,329,000)	$-	$-	-	$5,187	$-

A summary of the Opportunistic Fund’s investment in an affiliated fund (U.S. Treasury Fund, Select Class) for the period ending November 30, 2019 is noted below:

Fund	Fair Value 8/31/19	Purchases	Sales	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 11/30/19	Shares as of 11/30/19	Dividend Income	Net Realized Gains/(Losses)
Opportunistic Fund	$-	$2,075,000	$(251,000)	$-	$1,824,000	1,824,000	$141	$-
	$-	$2,075,000	$(251,000)	$-	$1,824,000	1,824,000	$141	$-

A summary of the Active Core Fund’s investment in an affiliated fund (World Energy Fund, Institutional Class) for the period ending November 30, 2019 is noted below:

Fund	Fair Value 8/31/19	Purchases	Sales	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 11/30/19	Shares as of 11/30/19	Dividend Income	Net Realized Gains/(Losses)
Active Core Fund	$493,296	$-	$-	$22,492	$515,788	73,409	$3,992	$-
	$493,296	$-	$-	$22,492	$515,788	73,409	$3,992	$-